CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
18,471	ACTIVISION BLIZZARD, INC.	$462,604	1,098,655
5,787	ALPHABET, INC., CLASS A(b)	2,477,356	6,724,205
4,279	ALPHABET, INC., CLASS C(b)	1,763,252	4,975,664
2,000	ALTICE U.S.A., INC., CLASS A(b)	43,775	44,580
10,315	AMC NETWORKS, INC., CLASS A(b)	390,292	250,758
152,447	AT&T, INC.	4,129,526	4,443,830
300	CABLE ONE, INC.	113,966	493,203
66,413	CENTURYLINK, INC.	652,342	628,267
690	CHARTER COMMUNICATIONS, INC., CLASS A(b)	138,385	301,054
3,700	CINEMARK HOLDINGS, INC.	43,054	37,703
57,795	COMCAST CORP., CLASS A	632,884	1,986,992
99,420	DISCOVERY, INC., CLASS A(b)	2,523,687	1,932,725
385	DISH NETWORK CORP., CLASS A(b)	4,926	7,696
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,128,515
31,804	FACEBOOK, INC., CLASS A(b)	1,885,863	5,304,907
1,360	GCI LIBERTY, INC., CLASS A(b)	51,149	77,479
300	IAC/INTERACTIVECORP(b)	37,278	53,769
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	252,564
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	96,286
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	115,845
1,800	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	45,464	49,014
1,100	MATCH GROUP, INC.(b)	31,366	72,644
4,111	NETFLIX, INC.(b)	1,369,837	1,543,680
2,375	NEWS CORP., CLASS A	7,170	21,316
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	40,411
5,434	OMNICOM GROUP, INC.	271,408	298,327
1,200	SPOTIFY TECHNOLOGY S.A.(b)(c)	149,087	145,728
9,840	SPRINT CORP.(b)	21,187	84,821
1,544	TEGNA, INC.	7,743	16,768
26,727	T-MOBILE U.S., INC.(b)	1,937,915	2,242,395
8,700	TWITTER, INC.(b)	197,336	213,672
51,083	VERIZON COMMUNICATIONS, INC.	2,028,534	2,744,690
1	VIACOMCBS, INC., CLASS B	49	14
27,007	WALT DISNEY (THE) CO.	679,844	2,608,876
		22,557,174	40,037,053	9.54%
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	53,557	139,980
5,281	AMAZON.COM, INC.(b)	4,484,503	10,296,471
2,400	ARAMARK	47,393	47,928
1,100	AUTOLIV, INC.(c)	13,982	50,611
13,006	AUTONATION, INC.(b)	343,345	364,948
1,662	AUTOZONE, INC.(b)	1,304,598	1,406,052
53,291	BEST BUY CO., INC.	2,951,617	3,037,587
1,400	BIG LOTS, INC.	15,477	19,908
555	BOOKING HOLDINGS, INC.(b)	661,638	746,653
4,400	BORGWARNER, INC.	51,799	107,228
831	BURLINGTON STORES, INC.(b)	85,265	131,680
3,068	CARMAX, INC.(b)	33,093	165,150
3,800	CARNIVAL CORP.	59,114	50,046
4,600	D.R. HORTON, INC.	22,057	156,400
2,326	DARDEN RESTAURANTS, INC.	108,803	126,674
5,977	DICK'S SPORTING GOODS, INC.	173,600	127,071
3,389	DOLLAR GENERAL CORP.	248,398	511,773
5,224	DOLLAR TREE, INC.(b)	52,773	383,807
1,100	DOMINO'S PIZZA, INC.	154,333	356,477
72,891	EBAY, INC.	2,246,259	2,191,104
1,200	ETSY, INC.(b)	49,559	46,128
922	EXPEDIA GROUP, INC.	23,373	51,881
1,391	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	42,485	44,637
20,696	FOOT LOCKER, INC.	738,397	456,347
22,163	FORD MOTOR CO.	72,511	107,047
1,300	FRONTDOOR, INC.(b)	30,171	45,214
18,795	GAP (THE), INC.	316,742	132,317
5,273	GARMIN LTD.(c)	188,068	395,264
3,833	GENERAL MOTORS CO.	117,673	79,650
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
15,000	GENTEX CORP.	$106,860	332,400
3,450	GENUINE PARTS CO.	102,424	232,289
2,000	HANESBRANDS, INC.	10,096	15,740
400	HASBRO, INC.	10,206	28,620
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	109,184
13,972	HOME DEPOT (THE), INC.	2,047,064	2,608,712
7,200	INTERNATIONAL GAME TECHNOLOGY PLC	51,017	42,840
9,297	KOHL'S CORP.	120,812	135,643
971	KONTOOR BRANDS, INC.	5,113	18,614
3,290	L BRANDS, INC.	38,158	38,032
2,338	LAS VEGAS SANDS CORP.	14,654	99,295
19,688	LENNAR CORP., CLASS A	826,491	752,082
58	LENNAR CORP., CLASS B	652	1,677
1,200	LKQ CORP.(b)	14,970	24,612
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	903,585
12,078	MACY'S, INC.	181,820	59,303
3,038	MARRIOTT INTERNATIONAL, INC., CLASS A	63,603	227,273
294	MARRIOTT VACATIONS WORLDWIDE CORP.	4,103	16,341
10,620	MCDONALD'S CORP.	433,348	1,756,017
6,600	MGM RESORTS INTERNATIONAL	54,921	77,880
600	MOHAWK INDUSTRIES, INC.(b)	26,796	45,744
600	MURPHY U.S.A., INC.(b)	4,392	50,616
4,915	NEWELL BRANDS, INC.	52,223	65,271
17,800	NIKE, INC., CLASS B	268,854	1,472,772
4,300	NORDSTROM, INC.	45,233	65,962
7,189	NORWEGIAN CRUISE LINE HOLDINGS LTD.(b)	354,599	78,791
103	NVR, INC.(b)	133,164	264,618
900	O'REILLY AUTOMOTIVE, INC.(b)	27,058	270,945
900	PLANET FITNESS, INC., CLASS A(b)	45,306	43,830
370	POOL CORP.	34,226	72,805
22,302	PULTEGROUP, INC.	322,088	497,781
20,045	QURATE RETAIL, INC., CLASS A(b)	77,825	122,375
1,500	RALPH LAUREN CORP.	31,320	100,245
4,543	ROSS STORES, INC.	175,795	395,105
4,560	ROYAL CARIBBEAN CRUISES LTD.	97,679	146,695
3,200	SIX FLAGS ENTERTAINMENT CORP.	48,149	40,128
8,454	SKECHERS U.S.A., INC., CLASS A(b)	276,155	200,698
36,969	STARBUCKS CORP.	1,239,447	2,430,342
4,800	TAPESTRY, INC.	14,970	62,160
22,005	TARGET CORP.	2,265,472	2,045,805
1,203	TESLA, INC.(b)	484,298	630,372
1,900	THOR INDUSTRIES, INC.	22,316	80,142
1,400	TIFFANY & CO.	35,210	181,300
20,188	TJX (THE) COS., INC.	86,033	965,188
1,466	TOPBUILD CORP.(b)	11,809	105,024
553	ULTA BEAUTY, INC.(b)	73,007	97,162
8,340	URBAN OUTFITTERS, INC.(b)	174,368	118,762
1,100	VEONEER, INC.(b)(c)	5,428	8,052
6,800	VF CORP.	81,950	367,744
3,000	WENDY'S (THE) CO.	43,280	44,640
2,559	WHIRLPOOL CORP.	147,290	219,562
2,107	WILLIAMS-SONOMA, INC.	92,334	89,590
1,400	WYNDHAM HOTELS & RESORTS, INC.	46,408	44,114
1,600	WYNN RESORTS LTD.	32,322	96,304
900	YUM CHINA HOLDINGS, INC.(c)	40,023	38,367
		26,415,897	40,815,183	9.73%
Consumer Staples:
8,800	ALTRIA GROUP, INC.	564,326	340,296
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	362,354
700	BEYOND MEAT, INC.(b)	51,107	46,620
7,290	BROWN-FORMAN CORP., CLASS B	57,343	404,668
10,068	CHURCH & DWIGHT CO., INC.	241,887	646,164
3,772	CLOROX (THE) CO.	567,267	653,499
56,139	COCA-COLA (THE) CO.	844,179	2,484,151
1,280	COLGATE-PALMOLIVE CO.	36,019	84,941
1,900	CONAGRA BRANDS, INC.	26,152	55,746
1,600	CONSTELLATION BRANDS, INC., CLASS A	202,589	229,376
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
7,712	COSTCO WHOLESALE CORP.	$631,991	2,198,923
6,448	ESTEE LAUDER (THE) COS., INC., CLASS A	538,773	1,027,424
2,796	FLOWERS FOODS, INC.	59,994	57,374
22,764	GENERAL MILLS, INC.	832,581	1,201,256
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	154,548
12,516	HERSHEY (THE) CO.	1,672,186	1,658,370
4,800	HORMEL FOODS CORP.	43,206	223,872
16,650	INGREDION, INC.	1,224,758	1,257,075
13,592	JM SMUCKER (THE) CO.	1,399,653	1,508,712
1,643	KEURIG DR. PEPPER, INC.	-	39,876
3,533	KIMBERLY-CLARK CORP.	343,818	451,765
3,714	KRAFT HEINZ (THE) CO.	26,692	91,884
67,822	KROGER (THE) CO.	1,281,471	2,042,799
633	LAMB WESTON HOLDINGS, INC.	7,452	36,144
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	98,847
1,300	MOLSON COORS BEVERAGE CO., CLASS B	37,841	50,713
6,969	MONDELEZ INTERNATIONAL, INC., CLASS A	94,887	349,007
7,364	MONSTER BEVERAGE CORP.(b)	206,981	414,299
232	NU SKIN ENTERPRISES, INC., CLASS A	8,194	5,069
29,337	PEPSICO, INC.	2,522,685	3,523,374
8,329	PHILIP MORRIS INTERNATIONAL, INC.	456,643	607,684
29,290	PILGRIM'S PRIDE CORP.(b)	489,068	530,735
700	POST HOLDINGS, INC.(b)	43,421	58,079
37,696	PROCTER & GAMBLE (THE) CO.	1,193,744	4,146,560
7,700	SYSCO CORP.	117,906	351,351
23,537	TYSON FOODS, INC., CLASS A	1,394,110	1,362,086
2,700	US FOODS HOLDING CORP.(b)	45,757	47,817
27,978	WALGREENS BOOTS ALLIANCE, INC.	906,255	1,279,993
15,004	WALMART, INC.	1,236,594	1,704,754
		19,654,162	31,788,205	7.58%
Energy:
17,200	ANTERO MIDSTREAM CORP.	38,791	36,120
7,500	APACHE CORP.	44,218	31,350
6,200	BAKER HUGHES CO.	72,080	65,100
20,075	CABOT OIL & GAS CORP.	334,981	345,089
2,200	CHENIERE ENERGY, INC.(b)	73,298	73,700
28,175	CHEVRON CORP.	1,278,870	2,041,561
2,700	CIMAREX ENERGY CO.	45,271	45,441
1,700	CONCHO RESOURCES, INC.	49,631	72,845
23,044	CONOCOPHILLIPS	383,142	709,755
2,000	CONTINENTAL RESOURCES, INC.	20,765	15,280
9,794	ENBRIDGE, INC.(c)	137,797	284,907
4,500	EOG RESOURCES, INC.	174,791	161,640
16,551	EXXON MOBIL CORP.	628,157	628,441
3,100	HELMERICH & PAYNE, INC.	39,003	48,515
2,600	HESS CORP.	90,342	86,580
18,112	KINDER MORGAN, INC.	209,947	252,119
7,200	NOBLE ENERGY, INC.	44,105	43,488
5,994	OCCIDENTAL PETROLEUM CORP.	53,941	69,411
3,900	ONEOK, INC.	59,690	85,059
6,900	PBF ENERGY, INC., CLASS A	45,787	48,852
1,000	PHILLIPS 66	50,510	53,650
2,230	PIONEER NATURAL RESOURCES CO.	225,620	156,435
9,633	SCHLUMBERGER LTD.	108,848	129,949
23,559	VALERO ENERGY CORP.	1,036,930	1,068,636
11,500	WILLIAMS (THE) COS., INC.	154,047	162,725
		5,400,562	6,716,648	1.60%
Financials:
6,805	AFLAC, INC.	218,918	233,003
500	ALLEGHANY CORP.	140,685	276,175
16,433	ALLSTATE (THE) CORP.	920,850	1,507,399
19,826	ALLY FINANCIAL, INC.	404,611	286,089
3,633	AMERICAN EXPRESS CO.	111,938	311,021
3,100	AMERICAN FINANCIAL GROUP, INC.	190,545	217,248
5,500	AMERICAN INTERNATIONAL GROUP, INC.	129,086	133,375
17,714	AMERIPRISE FINANCIAL, INC.	1,850,664	1,815,331
13,600	ANNALY CAPITAL MANAGEMENT, INC.	80,993	68,952
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
848	AON PLC(c)	$32,575	139,954
22,433	ARCH CAPITAL GROUP LTD.(b)(c)	513,989	638,443
2,300	ARTHUR J. GALLAGHER & CO.	80,002	187,473
4,900	ASSURANT, INC.	218,575	510,041
23,567	ASSURED GUARANTY LTD.(c)	785,244	607,793
11,289	ATHENE HOLDING LTD., CLASS A(b)(c)	434,631	280,193
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	38,650
160,639	BANK OF AMERICA CORP.	2,274,054	3,410,366
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	336,800
23,506	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,744,558	4,297,602
7,031	BRIGHTHOUSE FINANCIAL, INC.(b)	235,812	169,939
620	CANNAE HOLDINGS, INC.(b)	2,893	20,764
8,416	CAPITAL ONE FINANCIAL CORP.	280,817	424,335
17,900	CHARLES SCHWAB (THE) CORP.	156,088	601,798
6,250	CHUBB LTD.(c)	587,621	698,063
102,035	CITIGROUP, INC.	5,578,377	4,297,714
1,965	CME GROUP, INC.	203,851	339,768
500	CREDIT ACCEPTANCE CORP.(b)	86,421	127,845
11,776	DISCOVER FINANCIAL SERVICES	330,143	420,050
3,601	E*TRADE FINANCIAL CORP.	49,884	123,586
978	EVERCORE, INC., CLASS A	74,397	45,047
869	EVEREST RE GROUP LTD.(c)	250,643	167,213
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	143,964
1,863	FIDELITY NATIONAL FINANCIAL, INC.	15,560	46,351
10,565	FIFTH THIRD BANCORP	109,297	156,890
1,108	FIRST AMERICAN FINANCIAL CORP.	53,359	46,990
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	133,148
30,500	FIRST HORIZON NATIONAL CORP.	193,065	245,830
2,468	GLOBE LIFE, INC.	145,321	177,622
12,368	GOLDMAN SACHS GROUP (THE), INC.	1,432,986	1,911,969
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	271,740
13,312	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	484,859	469,115
35,000	HUNTINGTON BANCSHARES, INC.	169,771	287,350
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	40,779
18,668	JANUS HENDERSON GROUP PLC(c)	277,820	285,994
59,862	JPMORGAN CHASE & CO.	2,584,346	5,389,376
5,904	KEYCORP	30,107	61,225
1,852	LEGG MASON, INC.	25,956	90,470
200	MARKEL CORP.(b)	67,789	185,578
5,684	MARSH & MCLENNAN COS., INC.	240,120	491,439
1,300	MERCURY GENERAL CORP.	38,019	52,936
1,800	METLIFE, INC.	42,684	55,026
1,474	MGIC INVESTMENT CORP.	18,102	9,360
2,000	MOODY'S CORP.	70,550	423,000
84,073	MORGAN STANLEY	2,840,624	2,858,482
1,600	MSCI, INC.	51,168	462,336
5,900	NASDAQ, INC.	240,309	560,205
2,485	PACWEST BANCORP	28,898	44,531
8,825	PNC FINANCIAL SERVICES GROUP (THE), INC.	325,194	844,729
14,827	POPULAR, INC.	741,766	518,945
4,747	PRINCIPAL FINANCIAL GROUP, INC.	143,565	148,771
21,894	PROGRESSIVE (THE) CORP.	1,246,564	1,616,653
5,900	PRUDENTIAL FINANCIAL, INC.	182,565	307,626
16,006	RAYMOND JAMES FINANCIAL, INC.	1,016,976	1,011,579
17,302	REGIONS FINANCIAL CORP.	116,601	155,199
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	283,636
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	119,456
3,151	ROYAL BANK OF CANADA(c)	75,539	193,944
735	S&P GLOBAL, INC.	24,183	180,112
7,500	SEI INVESTMENTS CO.	108,537	347,550
10,100	SLM CORP.	36,679	72,619
20,278	STATE STREET CORP.	1,042,261	1,080,209
4,737	SYNCHRONY FINANCIAL	128,601	76,218
3,657	SYNOVUS FINANCIAL CORP.	49,372	64,217
3,549	T. ROWE PRICE GROUP, INC.	106,978	346,560
2,946	TCF FINANCIAL CORP.	51,834	66,756
1,300	TD AMERITRADE HOLDING CORP.	45,798	45,058
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
19,022	TRAVELERS (THE) COS., INC.	$1,767,703	1,889,836
15,442	TRUIST FINANCIAL CORP.	315,841	476,231
16,200	TWO HARBORS INVESTMENT CORP.	75,902	61,722
17,585	US BANCORP	318,503	605,803
9,900	VOYA FINANCIAL, INC.	521,505	401,445
9,159	W.R. BERKLEY CORP.	273,043	477,825
1,800	WASHINGTON FEDERAL, INC.	23,535	46,728
47,427	WELLS FARGO & CO.	593,148	1,361,155
2,568	WESTERN ALLIANCE BANCORP	59,789	78,607
2,600	ZIONS BANCORP N.A.	49,361	69,576
		38,557,248	50,582,501	12.06%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	985,349
28,373	ABBVIE, INC.	1,407,552	2,161,739
300	ABIOMED, INC.(b)	44,070	43,548
1,800	ADAPTIVE BIOTECHNOLOGIES CORP.(b)	45,536	50,004
1,457	AGILENT TECHNOLOGIES, INC.	63,335	104,350
1,200	AGIOS PHARMACEUTICALS, INC.(b)	44,843	42,576
6,964	ALEXION PHARMACEUTICALS, INC.(b)	537,224	625,298
2,191	ALIGN TECHNOLOGY, INC.(b)	327,961	381,124
2,233	ALLERGAN PLC	259,023	395,464
34,100	AMERISOURCEBERGEN CORP.	2,402,692	3,017,850
18,814	AMGEN, INC.	3,435,339	3,814,162
7,050	ANTHEM, INC.	381,518	1,600,632
193	AVANOS MEDICAL, INC.(b)	3,014	5,197
3,700	AVANTOR, INC.(b)	41,168	46,213
9,039	BAXTER INTERNATIONAL, INC.	441,749	733,876
2,765	BECTON DICKINSON AND CO.	227,292	635,314
6,792	BIOGEN, INC.(b)	1,848,819	2,148,853
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,070,264
47,070	BRISTOL-MYERS SQUIBB CO.	2,055,080	2,623,682
2,145	BRUKER CORP.	43,219	76,920
20,122	CARDINAL HEALTH, INC.	921,069	964,649
1,500	CATALENT, INC.(b)	72,507	77,925
2,772	CENTENE CORP.(b)	79,676	164,684
3,600	CERNER CORP.	40,604	226,764
6,542	CIGNA CORP.	228,194	1,159,112
200	COOPER (THE) COS., INC.	50,902	55,134
12,401	CVS HEALTH CORP.	507,356	735,751
9,229	DANAHER CORP.	272,153	1,277,386
22,007	DAVITA, INC.(b)	1,626,845	1,673,852
5,332	DENTSPLY SIRONA, INC.	141,306	207,042
1,500	DEXCOM, INC.(b)	87,311	403,905
8,226	EDWARDS LIFESCIENCES CORP.(b)	228,593	1,551,588
3,800	ELANCO ANIMAL HEALTH, INC.(b)	74,580	85,082
25,679	ELI LILLY & CO.	2,508,504	3,562,191
44,036	EXELIXIS, INC.(b)	786,642	758,300
20,487	GILEAD SCIENCES, INC.	381,470	1,531,608
3,800	HENRY SCHEIN, INC.(b)	67,547	191,976
6,608	HOLOGIC, INC.(b)	92,603	231,941
5,942	HORIZON THERAPEUTICS PLC(b)	137,546	176,002
2,378	HUMANA, INC.	820,169	746,740
2,299	IDEXX LABORATORIES, INC.(b)	98,745	556,910
2,300	ILLUMINA, INC.(b)	98,233	628,176
1,900	INCYTE CORP.(b)	120,835	139,137
1,462	INTUITIVE SURGICAL, INC.(b)	560,949	723,997
5,634	IQVIA HOLDINGS, INC.(b)	560,732	607,683
6,984	JAZZ PHARMACEUTICALS PLC(b)(c)	915,001	696,584
24,558	JOHNSON & JOHNSON	1,573,363	3,220,290
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	106,420
7,292	MCKESSON CORP.	421,610	986,316
12,348	MEDTRONIC PLC(c)	1,077,575	1,113,543
43,496	MERCK & CO., INC.	1,385,905	3,346,582
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	909,402
2,100	MODERNA, INC.(b)	56,988	62,895
939	MOLINA HEALTHCARE, INC.(b)	122,169	131,188
44,680	MYLAN N.V.(b)	841,743	666,179
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
800	NEUROCRINE BIOSCIENCES, INC.(b)	$72,192	69,240
300	PENUMBRA, INC.(b)	36,663	48,399
1,200	PERRIGO CO. PLC(c)	53,711	57,708
116,885	PFIZER, INC.	3,131,597	3,815,126
2,600	PPD, INC.(b)	45,518	46,306
1,000	QIAGEN N.V.(b)(c)	39,870	41,600
292	REGENERON PHARMACEUTICALS, INC.(b)	144,299	142,581
8,022	RESMED, INC.	644,542	1,181,560
700	SAREPTA THERAPEUTICS, INC.(b)	66,178	68,474
10,110	STERIS PLC	1,183,076	1,415,097
1,800	TELEFLEX, INC.	195,858	527,148
6,072	THERMO FISHER SCIENTIFIC, INC.	1,007,478	1,722,019
830	UNITED THERAPEUTICS CORP.(b)	72,357	78,705
14,091	UNITEDHEALTH GROUP, INC.	1,941,198	3,514,014
3,477	UNIVERSAL HEALTH SERVICES, INC., CLASS B	211,964	344,501
1,880	VAREX IMAGING CORP.(b)	19,829	42,695
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	533,729
699	VEEVA SYSTEMS, INC., CLASS A(b)	45,879	109,303
2,400	VERTEX PHARMACEUTICALS, INC.(b)	337,589	571,080
8,978	WATERS CORP.(b)	1,428,708	1,634,445
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	435,048
559	ZOETIS, INC.	40,258	65,789
		42,319,099	66,703,916	15.90%
Industrials:
6,987	3M CO.	417,187	953,795
923	ACCO BRANDS CORP.	3,137	4,661
11,607	ADT, INC.	45,143	50,142
4,642	AGCO CORP.	225,963	219,334
900	AIR LEASE CORP.	17,685	19,926
1,533	ALLEGION PLC(c)	40,913	141,067
300	AMERCO	88,798	87,165
3,100	AMERICAN AIRLINES GROUP, INC.	47,729	37,789
5,175	AMETEK, INC.	73,220	372,703
5,100	BOEING (THE) CO.	215,200	760,614
1,200	BWX TECHNOLOGIES, INC.	54,215	58,452
5,604	CARLISLE COS., INC.	470,886	702,069
10,504	CATERPILLAR, INC.	272,491	1,218,884
3,200	CINTAS CORP.	258,101	554,304
2,000	COPART, INC.(b)	143,195	137,040
6,700	CORELOGIC, INC.	76,313	204,618
5,739	CRANE CO.	189,222	282,244
4,524	CSX CORP.	181,824	259,225
14,665	CUMMINS, INC.	2,331,857	1,984,468
7,300	DEERE & CO.	199,160	1,008,568
10,100	DELTA AIR LINES, INC.	100,965	288,153
1,525	DOVER CORP.	32,899	128,009
19,882	EATON CORP. PLC	752,240	1,544,633
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	152,122
5,753	FEDEX CORP.	113,466	697,609
3,325	FORTIVE CORP.	43,068	183,507
39,301	FORTUNE BRANDS HOME & SECURITY, INC.	1,900,757	1,699,768
1,400	GATX CORP.	24,276	87,584
2,128	GENERAL DYNAMICS CORP.	296,250	281,556
875	HEICO CORP.	61,334	65,284
2,156	HEICO CORP., CLASS A	109,365	137,768
360	HERC HOLDINGS, INC.(b)	5,808	7,366
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	1,229,263
1,200	HUBBELL, INC.	43,310	137,688
1,423	HUNTINGTON INGALLS INDUSTRIES, INC.	192,370	259,285
1,500	IAA, INC.(b)	45,883	44,940
2,271	IDEX CORP.	140,770	313,648
4,865	IHS MARKIT LTD.(c)	341,988	291,900
4,824	ILLINOIS TOOL WORKS, INC.	155,812	685,587
2,382	INGERSOLL RAND, INC.(b)	18,866	59,074
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	116,368
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	193,683
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	118,167
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
13,073	JOHNSON CONTROLS INTERNATIONAL PLC	$341,983	352,448
4,274	L3HARRIS TECHNOLOGIES, INC.	274,846	769,833
600	LENNOX INTERNATIONAL, INC.	17,874	109,074
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	96,600
2,538	LOCKHEED MARTIN CORP.	689,956	860,255
1,800	LYFT, INC., CLASS A(b)	50,324	48,330
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	10,200
3,509	MANPOWERGROUP, INC.	170,600	185,942
15,263	MASCO CORP.	139,724	527,642
577	NORDSON CORP.	57,299	77,935
760	NORFOLK SOUTHERN CORP.	14,546	110,960
4,673	NORTHROP GRUMMAN CORP.	480,108	1,413,816
2,519	NVENT ELECTRIC PLC(c)	24,113	42,496
3,666	OLD DOMINION FREIGHT LINE, INC.	488,884	481,199
7,480	OSHKOSH CORP.	303,782	481,188
1,100	OWENS CORNING	22,578	42,691
1,067	PACCAR, INC.	47,468	65,226
4,628	PARKER-HANNIFIN CORP.	350,966	600,390
2,519	PENTAIR PLC(c)	49,295	74,965
5,225	QUANTA SERVICES, INC.	97,933	165,789
1,157	RAYTHEON CO.	32,516	151,741
12,257	REPUBLIC SERVICES, INC.	732,074	920,010
5,250	ROCKWELL AUTOMATION, INC.	73,987	792,277
2,580	ROLLINS, INC.	67,194	93,241
700	ROPER TECHNOLOGIES, INC.	94,317	218,267
2,015	SNAP-ON, INC.	191,097	219,272
16,780	SOUTHWEST AIRLINES CO.	560,041	597,536
5,900	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	238,478	141,187
2,557	STANLEY BLACK & DECKER, INC.	72,048	255,700
600	STERICYCLE, INC.(b)	18,858	29,148
5,162	TIMKEN (THE) CO.	171,352	166,939
1,596	TORO (THE) CO.	76,510	103,884
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	867,608
200	TRANSDIGM GROUP, INC.	60,439	64,038
12,944	UBER TECHNOLOGIES, INC.(b)	398,810	361,396
7,843	UNION PACIFIC CORP.	124,750	1,106,177
1,928	UNITED AIRLINES HOLDINGS, INC.(b)	38,137	60,828
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	330,707
11,099	UNITED RENTALS, INC.(b)	1,158,398	1,142,087
10,640	UNITED TECHNOLOGIES CORP.	359,144	1,003,671
3,634	VERISK ANALYTICS, INC.	459,914	506,507
180	VERITIV CORP.(b)	1,653	1,415
700	W.W. GRAINGER, INC.	30,601	173,950
975	WASTE CONNECTIONS, INC.	42,575	75,563
17,554	WASTE MANAGEMENT, INC.	879,219	1,624,798
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	57,756
1,600	XYLEM, INC.	30,618	104,208
		20,514,392	35,466,920	8.45%
Information Technology:
2,200	2U, INC.(b)	40,782	46,684
4,949	ACCENTURE PLC, CLASS A(c)	304,426	807,974
6,754	ADOBE, INC.(b)	802,976	2,149,393
10,700	ADVANCED MICRO DEVICES, INC.(b)	115,242	486,636
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,155,153
1,100	ALLIANCE DATA SYSTEMS CORP.	47,178	37,015
1,236	ALTERYX, INC., CLASS A(b)	140,231	117,630
4,065	AMDOCS LTD.	200,086	223,453
8,600	ANALOG DEVICES, INC.	120,368	770,990
1,400	ANAPLAN, INC.(b)	47,612	42,364
1,200	ANSYS, INC.(b)	30,630	278,964
70,583	APPLE, INC.	6,404,827	17,948,551
7,400	APPLIED MATERIALS, INC.	134,145	339,068
4,877	ARROW ELECTRONICS, INC.(b)	267,343	252,970
1,300	ATLASSIAN CORP. PLC, CLASS A(b)(c)	116,368	178,438
2,586	AUTODESK, INC.(b)	163,995	403,675
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	924,777
7,371	BLACK KNIGHT, INC.(b)	272,636	427,960
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
9,493	BOOZ ALLEN HAMILTON HOLDING CORP.	$296,190	651,599
3,991	BROADCOM, INC.	183,141	946,266
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	323,655
1,209	CACI INTERNATIONAL, INC., CLASS A(b)	249,365	255,280
33,619	CADENCE DESIGN SYSTEMS, INC.(b)	1,583,883	2,220,199
1,522	CDK GLOBAL, INC.	19,712	49,998
7,000	CDW CORP.	292,424	652,890
27,277	CERENCE, INC.(b)	633,070	420,066
84,983	CISCO SYSTEMS, INC.	1,929,611	3,340,682
18,076	CITRIX SYSTEMS, INC.	2,088,263	2,558,658
1,000	COGNEX CORP.	44,753	42,220
2,700	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	25,751	125,469
4,600	COMMSCOPE HOLDING CO., INC.(b)	41,842	41,906
15,600	CORNING, INC.	85,176	320,424
900	COUPA SOFTWARE, INC.(b)	111,897	125,757
923	DELL TECHNOLOGIES, INC., CLASS C(b)	21,056	36,505
1,600	DOCUSIGN, INC.(b)	101,517	147,840
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	108,420
2,300	DROPBOX, INC., CLASS A(b)	42,360	41,630
4,992	DXC TECHNOLOGY CO.	158,627	65,146
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	52,431
954	EPAM SYSTEMS, INC.(b)	163,143	177,120
300	EURONET WORLDWIDE, INC.(b)	25,458	25,716
1,300	F5 NETWORKS, INC.(b)	30,063	138,619
300	FAIR ISAAC CORP.(b)	80,682	92,307
12,959	FIDELITY NATIONAL INFORMATION SERVICES, INC.	538,426	1,576,333
3,900	FIREEYE, INC.(b)	44,602	41,262
9,784	FISERV, INC.(b)	172,685	929,382
200	FLEETCOR TECHNOLOGIES, INC.(b)	33,618	37,308
5,523	FORTINET, INC.(b)	393,491	558,762
5,708	GLOBAL PAYMENTS, INC.	297,530	823,265
800	GODADDY, INC., CLASS A(b)	39,006	45,688
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	182,548
11,910	HP, INC.	179,763	206,758
400	HUBSPOT, INC.(b)	54,548	53,276
68,231	INTEL CORP.	1,023,945	3,692,662
11,178	INTERNATIONAL BUSINESS MACHINES CORP.	1,160,467	1,239,975
5,000	INTUIT, INC.	103,285	1,150,000
13,175	JABIL, INC.	259,881	323,841
400	KEYSIGHT TECHNOLOGIES, INC.(b)	32,788	33,472
9,185	LAM RESEARCH CORP.	803,602	2,204,400
27,189	LEIDOS HOLDINGS, INC.	2,191,927	2,491,872
827	LOGMEIN, INC.	17,893	68,873
1,721	MANHATTAN ASSOCIATES, INC.(b)	112,154	85,740
3,770	MARVELL TECHNOLOGY GROUP LTD.	20,234	85,315
8,053	MASTERCARD, INC., CLASS A	1,701,115	1,945,283
1,900	MEDALLIA, INC.(b)	44,418	38,076
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	284,760
46,725	MICRON TECHNOLOGY, INC.(b)	1,063,489	1,965,253
113,888	MICROSOFT CORP.	4,940,620	17,961,276
500	MKS INSTRUMENTS, INC.	32,310	40,725
900	MONGODB, INC.(b)	115,074	122,886
900	NEW RELIC, INC.(b)	42,264	41,616
36,573	NORTONLIFELOCK, INC.	432,755	684,281
8,184	NVIDIA CORP.	1,200,803	2,157,302
18,025	NXP SEMICONDUCTORS N.V.(c)	1,630,731	1,494,813
1,597	OKTA, INC.(b)	180,600	195,249
64,269	ORACLE CORP.	3,416,256	3,106,121
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	459,088
466	PAYCHEX, INC.	27,642	29,321
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	313,721
7,600	PAYPAL HOLDINGS, INC.(b)	595,521	727,624
907	PERSPECTA, INC.	8,504	16,544
3,800	PLURALSIGHT, INC., CLASS A(b)	42,888	41,724
600	PROOFPOINT, INC.(b)	56,232	61,554
2,400	PTC, INC.(b)	82,674	146,904
3,588	QORVO, INC.(b)	317,244	289,300
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
7,921	QUALCOMM, INC.	$619,767	535,856
3,800	RINGCENTRAL, INC., CLASS A(b)	432,566	805,258
8,372	SALESFORCE.COM, INC.(b)	147,727	1,205,400
65,456	SEAGATE TECHNOLOGY PLC	2,607,966	3,194,253
2,100	SERVICENOW, INC.(b)	273,110	601,818
6,675	SKYWORKS SOLUTIONS, INC.	640,777	596,611
900	SMARTSHEET, INC., CLASS A(b)	39,015	37,359
1,400	SPLUNK, INC.(b)	162,032	176,722
3,000	SQUARE, INC., CLASS A(b)	111,050	157,140
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	84,923
10,981	SYNNEX CORP.	1,048,564	802,711
10,032	SYNOPSYS, INC.(b)	913,224	1,292,021
4,600	TERADYNE, INC.	82,730	249,182
27,940	TEXAS INSTRUMENTS, INC.	943,662	2,792,044
7,720	TRIMBLE, INC.(b)	113,413	245,728
200	VERISIGN, INC.(b)	23,200	36,018
18,278	VISA, INC., CLASS A	562,267	2,944,951
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	112,398
3,772	VMWARE, INC., CLASS A(b)	190,784	456,789
5,845	WESTERN DIGITAL CORP.	90,457	243,269
208,267	WESTERN UNION (THE) CO.	4,265,673	3,775,881
1,000	WORKDAY, INC., CLASS A(b)	137,260	130,220
6,688	XEROX HOLDINGS CORP.	243,629	126,671
6,750	XILINX, INC.	47,180	526,095
2,685	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	397,763	492,966
1,300	ZENDESK, INC.(b)	79,215	83,213
700	ZSCALER, INC.(b)	41,398	42,602
		56,901,497	109,254,750	26.05%
Materials:
1,075	AIR PRODUCTS & CHEMICALS, INC.	43,205	214,581
1,300	ALBEMARLE CORP.	29,152	73,281
13,770	AMCOR PLC(c)	60,200	111,812
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	35,049
3,165	AVERY DENNISON CORP.	207,899	322,419
25,813	CELANESE CORP.	2,239,726	1,894,416
4,500	CHEMOURS (THE) CO.	49,032	39,915
7,262	CORTEVA, INC.	88,857	170,657
1,800	CROWN HOLDINGS, INC.(b)	57,831	104,472
7,262	DOW, INC.	147,036	212,341
10,454	DUPONT DE NEMOURS, INC.	408,910	356,481
7,160	EASTMAN CHEMICAL CO.	255,445	333,513
3,891	ECOLAB, INC.	133,579	606,335
15,800	FREEPORT-MCMORAN, INC.	103,648	106,650
238	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	5,120	24,295
19,791	INTERNATIONAL PAPER CO.	619,259	616,094
4,450	LINDE PLC(c)	723,931	769,850
4,476	LYONDELLBASELL INDUSTRIES N.V., CLASS A	176,907	222,144
700	MARTIN MARIETTA MATERIALS, INC.	27,965	132,461
24,755	NEWMONT CORP.	929,653	1,120,906
5,844	NUCOR CORP.	99,313	210,501
4,000	OLIN CORP.	47,145	46,680
10,294	PACKAGING CORP. OF AMERICA	771,550	893,828
5,172	PPG INDUSTRIES, INC.	123,888	432,379
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	580,284
600	ROYAL GOLD, INC.	22,314	52,626
2,400	RPM INTERNATIONAL, INC.	24,657	142,800
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	51,200
1,400	SEALED AIR CORP.	24,528	34,594
257	SHERWIN-WILLIAMS (THE) CO.	12,489	118,097
3,600	SONOCO PRODUCTS CO.	74,519	166,860
3,234	SOUTHERN COPPER CORP.(c)	38,445	91,069
8,200	STEEL DYNAMICS, INC.	89,708	184,828
4,392	VALVOLINE, INC.	24,184	57,491
2,100	VULCAN MATERIALS CO.	63,441	226,947
2,242	WESTROCK CO.	24,357	63,359
		8,123,593	10,821,215	2.58%
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	$106,066	287,826
9,773	AMERICAN TOWER CORP.	1,576,410	2,128,071
3,529	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,963	124,044
734	AVALONBAY COMMUNITIES, INC.	31,138	108,023
3,388	BOSTON PROPERTIES, INC.	171,468	312,475
900	CAMDEN PROPERTY TRUST	24,065	71,316
24,200	COLONY CAPITAL, INC.	47,800	42,350
500	CORESITE REALTY CORP.	43,021	57,950
4,700	CROWN CASTLE INTERNATIONAL CORP.	190,955	678,680
900	CYRUSONE, INC.	45,900	55,575
2,500	DIGITAL REALTY TRUST, INC.	269,780	347,275
5,200	DOUGLAS EMMETT, INC.	44,883	158,652
1,700	DUKE REALTY CORP.	28,435	55,046
2,140	EQUINIX, INC.	817,154	1,336,580
10,892	EQUITY LIFESTYLE PROPERTIES, INC.	502,076	626,072
5,416	EQUITY RESIDENTIAL	174,162	334,221
675	ESSEX PROPERTY TRUST, INC.	73,174	148,662
900	FEDERAL REALTY INVESTMENT TRUST	48,326	67,149
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,684	19,571
2,000	GAMING AND LEISURE PROPERTIES, INC.	53,895	55,420
7,000	HEALTHPEAK PROPERTIES, INC.	72,217	166,950
41,198	HOST HOTELS & RESORTS, INC.	501,809	454,826
678	HOWARD HUGHES (THE) CORP.(b)	20,502	34,252
700	JBG SMITH PROPERTIES	17,888	22,281
700	JONES LANG LASALLE, INC.	39,951	70,686
4,001	KIMCO REALTY CORP.	33,139	38,690
3,900	LAMAR ADVERTISING CO., CLASS A	43,876	199,992
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	185,454
3,700	OUTFRONT MEDIA, INC.	47,754	49,876
10,911	PROLOGIS, INC.	282,240	876,917
1,424	PUBLIC STORAGE	135,843	282,821
6,972	RAYONIER, INC.	74,591	164,191
2,600	REALTY INCOME CORP.	49,031	129,636
3,900	REGENCY CENTERS CORP.	85,344	149,877
6,422	SBA COMMUNICATIONS CORP.	1,163,408	1,733,747
1,594	SIMON PROPERTY GROUP, INC.	75,050	87,447
1,100	SUN COMMUNITIES, INC.	83,011	137,335
2,100	TAUBMAN CENTERS, INC.	53,754	87,948
4,100	UDR, INC.	63,318	149,814
1,727	VENTAS, INC.	83,361	46,284
10,100	VEREIT, INC.	51,263	49,389
4,300	VICI PROPERTIES, INC.	66,375	71,552
2,100	WEINGARTEN REALTY INVESTORS	29,916	30,303
4,916	WEYERHAEUSER CO.	64,713	83,326
		7,568,407	12,318,552	2.94%
Utilities:
3,000	AES CORP.	32,870	40,800
2,000	ALLIANT ENERGY CORP.	24,835	96,580
1,600	AMEREN CORP.	40,872	116,528
8,554	AMERICAN ELECTRIC POWER CO., INC.	477,380	684,149
13,200	AVANGRID, INC.	502,113	577,896
5,800	CENTERPOINT ENERGY, INC.	66,308	89,610
13,300	CMS ENERGY CORP.	259,708	781,375
4,989	CONSOLIDATED EDISON, INC.	319,712	389,142
12,073	DOMINION ENERGY, INC.	450,978	871,550
5,743	DTE ENERGY CO.	462,041	545,413
12,117	DUKE ENERGY CORP.	582,142	980,023
8,325	EDISON INTERNATIONAL	179,967	456,127
3,164	ENTERGY CORP.	68,368	297,321
1,735	ESSENTIAL UTILITIES, INC.	22,973	70,615
2,974	EVERGY, INC.	67,407	163,719
4,961	EVERSOURCE ENERGY	125,492	388,000
36,566	EXELON CORP.	1,375,912	1,345,994
5,500	FIRSTENERGY CORP.	176,693	220,385
900	NATIONAL FUEL GAS CO.	20,790	33,561
4,400	NEXTERA ENERGY, INC.	204,691	1,058,728
6,900	NISOURCE, INC.	43,973	172,293
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
10,933	OGE ENERGY CORP.	$282,750	335,971
5,000	PG&E CORP.(b)	46,280	44,950
12,903	PINNACLE WEST CAPITAL CORP.	1,006,821	977,918
700	PPL CORP.	10,384	17,276
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	53,892
3,200	SEMPRA ENERGY	174,758	361,568
8,600	SOUTHERN (THE) CO.	176,010	465,604
5,426	UGI CORP.	80,112	144,711
1,600	WEC ENERGY GROUP, INC.	91,440	141,008
968	XCEL ENERGY, INC.	36,241	58,370
		7,461,573	11,981,077	2.86%
	Sub-total Common Stocks:	255,473,604	416,486,020	99.29%
Short-Term Investments:
2,538,487	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.37%(d)	2,538,487	2,538,487
	Sub-total Short-Term Investments:	2,538,487	2,538,487	0.60%
	Grand total	$258,012,091	419,024,507	99.89%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2020, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.89% of net assets.
(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,916,876 with net sales of $378,389 during the three months ended March 31, 2020.
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2020.
	Level 1	Level 2	Level 3	Total
Common Stocks	$416,486,020	$—	$—	$416,486,020
Short-Term Investments	2,538,487	—	—	2,538,487
Total	$419,024,507	$—	$—	$419,024,507
For the Clearwater Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2020 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
149,248	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	$269,931	259,692
66,393	ENTERCOM COMMUNICATIONS CORP., CLASS A	280,982	113,532
64,340	ENTRAVISION COMMUNICATIONS CORP., CLASS A	186,398	130,610
50,229	EW SCRIPPS (THE) CO., CLASS A	684,682	378,727
1,669	GRAY TELEVISION, INC.(b)	18,266	17,925
37,351	READING INTERNATIONAL, INC., CLASS A(b)	550,188	145,295
34,648	SAGA COMMUNICATIONS, INC., CLASS A	1,052,124	953,166
17,851	TOWNSQUARE MEDIA, INC., CLASS A	139,834	82,293
		3,182,405	2,081,240	0.85%
Consumer Discretionary:
189,700	AMERICAN EAGLE OUTFITTERS, INC.	3,387,557	1,508,115
301,914	BBX CAPITAL CORP.	1,546,173	697,421
121,936	BLUEGREEN VACATIONS CORP.(c)	1,147,451	704,790
110,975	CALLAWAY GOLF CO.	1,850,286	1,134,165
47,443	CARRIAGE SERVICES, INC.	916,790	766,205
213,435	CLARUS CORP.	1,204,054	2,091,663
7,935	CROWN CRAFTS, INC.	37,850	37,929
160,862	DANA, INC.	1,858,997	1,256,332
71,600	EXTENDED STAY AMERICA, INC.	1,391,461	523,396
145,674	FIESTA RESTAURANT GROUP, INC.(b)	1,769,880	587,066
281,942	FULL HOUSE RESORTS, INC.(b)	661,760	352,428
111,300	GILDAN ACTIVEWEAR, INC.(d)	2,967,612	1,420,188
67,200	HANESBRANDS, INC.	921,601	528,864
21,340	HELEN OF TROY LTD.(b)	2,251,674	3,073,600
60,338	HOOKER FURNITURE CORP.	1,390,880	941,876
12,797	INSTALLED BUILDING PRODUCTS, INC.(b)	893,009	510,217
26,692	J ALEXANDER'S HOLDINGS, INC.(b)	289,196	102,230
230,067	LIFETIME BRANDS, INC.	2,211,304	1,299,879
31,900	MALIBU BOATS, INC., CLASS A(b)	1,009,960	918,401
54,781	MASTERCRAFT BOAT HOLDINGS, INC.(b)	1,238,281	399,901
68,618	MOTORCAR PARTS OF AMERICA, INC.(b)	1,293,852	863,215
389,261	OFFICE DEPOT, INC.	725,691	638,388
192,936	POTBELLY CORP.(b)	1,515,946	596,172
66,843	SKYLINE CHAMPION CORP.(b)	1,536,580	1,048,098
40,940	STONERIDGE, INC.(b)	933,730	685,745
20,633	UNIFI, INC.(b)	432,745	238,311
9,365	VISTA OUTDOOR, INC.(b)	69,108	82,412
71,310	WINNEBAGO INDUSTRIES, INC.	2,148,506	1,983,131
27,837	WYNDHAM DESTINATIONS, INC.	1,356,040	604,063
		38,957,974	25,594,201	10.48%
Consumer Staples:
73,766	BJ'S WHOLESALE CLUB HOLDINGS, INC.(b)	1,834,460	1,878,820
8,076	MEDIFAST, INC.(c)	457,836	504,750
42,128	PERFORMANCE FOOD GROUP CO.(b)	1,448,301	1,041,404
1,076	SENECA FOODS CORP., CLASS A(b)	39,193	42,803
34,863	SPECTRUM BRANDS HOLDINGS, INC.	1,846,251	1,267,968
566,028	SUNOPTA, INC.(b)(c)(d)	2,187,557	973,568
26,365	UNIVERSAL CORP.	1,424,310	1,165,597
		9,237,908	6,874,910	2.81%
Energy:
124,386	MURPHY OIL CORP.(c)	2,248,376	762,486
35,601	NATIONAL OILWELL VARCO, INC.	327,308	349,958
420,962	NEXTIER OILFIELD SOLUTIONS, INC.(b)	2,237,589	492,526
		4,813,273	1,604,970	0.66%
Financials:
9,628	1ST CONSTITUTION BANCORP	183,798	127,571
13,239	AMALGAMATED BANK, CLASS A	226,695	143,246
36,821	AMBAC FINANCIAL GROUP, INC.(b)	697,268	454,371
100,492	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	2,577,857	1,889,250
10,167	AMERICAN NATIONAL BANKSHARES, INC.	367,944	242,991
34,353	AMERIS BANCORP	1,077,159	816,227
13,813	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(d)	723,465	511,910
107,251	ASSOCIATED BANC-CORP	2,470,813	1,371,740
46,550	AXIS CAPITAL HOLDINGS LTD.(d)	2,492,373	1,799,158
47,860	BANCORP (THE), INC.(b)	434,951	290,510
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
13,321	BANKWELL FINANCIAL GROUP, INC.	$368,487	203,278
18,492	BCB BANCORP, INC.	226,527	196,940
55,672	BLACKROCK TCP CAPITAL CORP.	765,630	347,950
11,659	BRIDGE BANCORP, INC.	377,193	246,704
4,166	BRYN MAWR BANK CORP.	155,490	118,231
48,383	CANNAE HOLDINGS, INC.(b)	946,363	1,620,347
25,487	CAROLINA FINANCIAL CORP.	904,017	659,349
9,422	CB FINANCIAL SERVICES, INC.	253,743	181,939
8,950	CITIZENS HOLDING CO.	184,838	180,074
252,772	CNO FINANCIAL GROUP, INC.	4,426,849	3,131,845
21,041	COMMERCE BANCSHARES, INC.	1,001,678	1,059,414
14,606	COMMUNITY BANKERS TRUST CORP.	130,349	70,839
69,074	CRAWFORD & CO., CLASS A	619,458	497,333
22,696	CRAWFORD & CO., CLASS B	185,565	145,027
101,211	DONEGAL GROUP, INC., CLASS A	1,520,565	1,538,407
14,965	EAGLE BANCORP MONTANA, INC.	263,774	242,583
33,111	EMPIRE BANCORP, INC.(b)	447,702	324,488
27,247	ENTERPRISE FINANCIAL SERVICES CORP.	1,135,339	760,464
84,144	ESSENT GROUP LTD.	3,453,322	2,216,353
126,661	EXANTAS CAPITAL CORP.	1,119,731	349,584
68,410	FIDUS INVESTMENT CORP.	951,978	452,874
6,483	FIRST BANCSHARES (THE), INC.	217,375	123,631
2,892	FIRST BANK/HAMILTON NJ	31,447	20,071
10,051	FIRST HAWAIIAN, INC.	257,790	166,143
30,410	FIRST MERCHANTS CORP.	1,250,782	805,561
9,800	FIRST MID BANCSHARES, INC.	335,103	232,652
77,252	FIRST MIDWEST BANCORP, INC.	1,720,204	1,022,430
7,289	FIRST NORTHWEST BANCORP	122,410	79,231
24,300	FIRSTCASH, INC.	1,737,314	1,743,282
42,444	FLUSHING FINANCIAL CORP.	873,797	567,052
53,400	GLACIER BANCORP, INC.	2,184,309	1,815,867
28,584	HANCOCK WHITNEY CORP.	1,332,312	557,960
16,511	HARBORONE BANCORP, INC.(b)	176,523	124,328
25,460	HOMESTREET, INC.	590,299	565,976
129,059	HOPE BANCORP, INC.	2,110,460	1,060,865
100,551	INVESTCORP CREDIT MANAGEMENT BDC, INC.	712,315	246,350
56,532	LAKELAND BANCORP, INC.	948,354	611,111
30,705	LANDMARK BANCORP, INC.	719,534	626,382
15,917	LCNB CORP.	282,661	200,554
6,871	LENDINGTREE, INC.(b)	1,868,484	1,260,073
34,906	LUTHER BURBANK CORP.	376,044	320,088
54,205	MACKINAC FINANCIAL CORP.	802,885	566,442
8,240	MAINSTREET BANCSHARES, INC.(b)	174,029	138,102
57,317	MVC CAPITAL, INC.	498,739	250,475
4,559	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,450,448	784,148
73,058	NEW MOUNTAIN FINANCE CORP.	958,968	496,794
347,973	OAKTREE SPECIALTY LENDING CORP.	1,540,182	1,127,433
157,730	OAKTREE STRATEGIC INCOME CORP.	1,338,491	873,824
6,913	OCEANFIRST FINANCIAL CORP.	147,731	109,986
1,581	OCONEE FEDERAL FINANCIAL CORP.	36,347	28,869
2,239	ORRSTOWN FINANCIAL SERVICES, INC.	50,483	30,831
14,538	PENNANTPARK FLOATING RATE CAPITAL LTD.	168,950	70,655
118,720	PENNANTPARK INVESTMENT CORP.	766,165	307,485
6,478	PENNS WOODS BANCORP, INC.	181,444	157,415
12,936	PEOPLES BANCORP OF NORTH CAROLINA, INC.	293,270	263,377
34,724	PIONEER BANCORP, INC.(b)	469,703	360,435
18,500	PRA GROUP, INC.(b)	497,957	512,820
3,881	SALISBURY BANCORP, INC.	147,544	120,311
920	SB FINANCIAL GROUP, INC.	15,179	10,230
28,956	SHORE BANCSHARES, INC.	437,007	314,173
2,336	SIERRA BANCORP	40,971	41,067
24,283	SIMMONS FIRST NATIONAL CORP., CLASS A	687,172	446,807
53,648	SOLAR CAPITAL LTD.	1,098,683	624,463
72,294	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	1,136,364	711,373
3,671	SOUTHWEST GEORGIA FINANCIAL CORP.	75,193	67,039
25,567	STIFEL FINANCIAL CORP.	1,248,890	1,055,406
28,558	SUMMIT STATE BANK	363,303	228,178
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
24,400	SYNOVUS FINANCIAL CORP.	$596,222	428,464
123,290	TCF FINANCIAL CORP.	3,931,347	2,793,751
216,518	UMPQUA HOLDINGS CORP.	3,322,747	2,360,046
16,486	UNITED BANCORP, INC.	204,353	181,676
5,970	UNITED BANCSHARES, INC.(b)	129,860	97,013
39,315	UNITED SECURITY BANCSHARES	403,597	251,616
50,770	UNITY BANCORP, INC.	993,903	594,009
56,456	UNIVEST FINANCIAL CORP.	1,418,854	921,362
28,400	WALKER & DUNLOP, INC.	485,825	1,143,668
41,496	WEBSTER FINANCIAL CORP.	2,008,379	950,258
18,716	WEST BANCORPORATION, INC.	392,649	306,007
32,236	WSFS FINANCIAL CORP.	1,348,832	803,321
		78,401,104	54,869,933	22.47%
Health Care:
2,252	ADDUS HOMECARE CORP.(b)	149,121	152,235
37,001	AMN HEALTHCARE SERVICES, INC.(b)	1,905,074	2,139,028
174,179	AVID BIOSERVICES, INC.(b)	888,967	890,055
35,981	BIODELIVERY SCIENCES INTERNATIONAL, INC.(b)	180,891	136,368
54,445	BIOTELEMETRY, INC.(b)	2,092,647	2,096,677
19,457	BRUKER CORP.	541,848	697,728
17,924	CROSS COUNTRY HEALTHCARE, INC.(b)	120,486	120,808
891	CRYOLIFE, INC.(b)	14,481	15,076
21,949	CUTERA, INC.(b)	379,237	286,654
22,421	EMERGENT BIOSOLUTIONS, INC.(b)	742,329	1,297,279
18,632	GLOBUS MEDICAL, INC., CLASS A(b)	863,940	792,419
149,202	HARVARD BIOSCIENCE, INC.(b)	277,134	329,736
20,300	HILL-ROM HOLDINGS, INC.	1,669,613	2,042,180
66,027	INFUSYSTEM HOLDINGS, INC.(b)	316,477	560,569
52,241	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	3,029,139	2,333,605
16,233	INVACARE CORP.	146,450	120,611
2,558	LEMAITRE VASCULAR, INC.	58,604	63,745
16,268	LHC GROUP, INC.(b)	1,144,737	2,280,774
16,059	LIGAND PHARMACEUTICALS, INC.(b)(c)	1,259,328	1,167,810
20,612	LIVANOVA PLC(b)(d)	1,881,932	932,693
15,465	MAGELLAN HEALTH, INC.(b)	806,238	744,021
52,420	MERIDIAN BIOSCIENCE, INC.(b)	393,523	440,328
27,231	NANOVIBRONIX, INC.(b)	132,728	56,368
110,956	NEXTGEN HEALTHCARE, INC.(b)	815,485	1,158,381
31,887	OMNICELL, INC.(b)	1,583,959	2,091,149
3,846	OPTIMIZERX CORP.(b)	27,303	34,845
14,484	ORTHOFIX MEDICAL, INC.(b)	509,751	405,697
17,948	OWENS & MINOR, INC.	102,910	164,224
55,593	PREMIER, INC., CLASS A(b)	1,669,811	1,819,003
30,685	PROVIDENCE SERVICE (THE) CORP.(b)	1,882,753	1,683,993
55,204	PSYCHEMEDICS CORP.	705,029	333,984
4,124	SURMODICS, INC.(b)	166,759	137,412
32,640	SYNEOS HEALTH, INC.(b)	1,406,402	1,286,669
93,545	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	2,136,298	1,318,985
131,119	VAREX IMAGING CORP.(b)	3,673,190	2,977,713
		33,674,574	33,108,822	13.56%
Industrials:
13,900	ACUITY BRANDS, INC.	1,580,104	1,190,674
6,784	AEROVIRONMENT, INC.(b)	362,472	413,553
53,320	AIR LEASE CORP.	1,690,020	1,180,505
16,978	AIR TRANSPORT SERVICES GROUP, INC.(b)	328,342	310,358
18,408	ALBANY INTERNATIONAL CORP., CLASS A	829,810	871,251
18,840	AMERICAN WOODMARK CORP.(b)	1,456,760	858,539
17,080	APOGEE ENTERPRISES, INC.	626,050	355,606
44,580	ASGN, INC.(b)	2,140,756	1,574,566
14,775	ASTRONICS CORP.(b)	239,051	135,635
56,081	AVIS BUDGET GROUP, INC.(b)	1,813,050	779,526
25,909	BRINK'S (THE) CO.	1,708,809	1,348,563
29,750	BWX TECHNOLOGIES, INC.	1,584,869	1,449,122
18,842	CECO ENVIRONMENTAL CORP.(b)	140,183	87,992
28,028	CIRCOR INTERNATIONAL, INC.(b)	999,140	325,966
101,200	COLFAX CORP.(b)	2,609,049	2,003,760
7,511	COLUMBUS MCKINNON CORP.	202,004	187,775
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
18,300	DONALDSON CO., INC.	$820,016	706,929
2,648	ECHO GLOBAL LOGISTICS, INC.(b)	57,248	45,228
114,095	ENERPAC TOOL GROUP CORP.	2,866,437	1,888,272
6,949	FTI CONSULTING, INC.(b)	793,122	832,282
103,900	GATES INDUSTRIAL CORP. PLC(b)	1,479,172	766,782
8,420	GORMAN-RUPP (THE) CO.	253,712	262,788
103,975	GRAFTECH INTERNATIONAL LTD.	1,268,775	844,277
20,028	GRAHAM CORP.	381,418	258,361
54,152	HARSCO CORP.(b)	1,089,203	377,439
35,742	HERC HOLDINGS, INC.(b)	1,666,880	731,281
28,700	HEXCEL CORP.	1,854,128	1,067,353
35,593	HILLENBRAND, INC.	846,473	680,182
88,425	INTERFACE, INC.	1,562,056	668,493
155,976	JELD-WEN HOLDING, INC.(b)	3,543,064	1,517,646
15,450	KADANT, INC.	1,308,339	1,153,342
22,475	KENNAMETAL, INC.	766,618	418,485
13,943	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	148,985	192,971
239,178	LSI INDUSTRIES, INC.	1,296,441	904,093
21,308	MASONITE INTERNATIONAL CORP.(b)	1,386,488	1,011,065
32,963	MERCURY SYSTEMS, INC.(b)	1,570,847	2,351,580
4,039	MSA SAFETY, INC.	368,240	408,747
183,300	NOW, INC.(b)	2,005,233	945,828
15,500	NV5 GLOBAL, INC.(b)	708,179	639,995
192,000	PGT INNOVATIONS, INC.(b)	2,936,615	1,610,880
110,865	PIONEER POWER SOLUTIONS, INC.(b)	640,160	171,841
173,867	REV GROUP, INC.	1,963,728	725,025
20,700	RUSH ENTERPRISES, INC., CLASS A	836,685	660,744
51,493	RYDER SYSTEM, INC.	2,974,569	1,361,475
28,558	SKYWEST, INC.	1,256,073	747,934
143,744	STEELCASE, INC., CLASS A	2,071,806	1,418,753
87,936	TEREX CORP.	3,115,428	1,262,761
72,638	TITAN MACHINERY, INC.(b)	1,019,946	631,224
46,280	TRIMAS CORP.(b)	1,203,803	1,069,068
3,685	TRIUMPH GROUP, INC.	27,658	24,911
8,628	VALMONT INDUSTRIES, INC.	1,190,710	914,395
31,878	WOODWARD, INC.	1,940,747	1,894,828
		67,529,471	44,240,649	18.11%
Information Technology:
24,286	ASURE SOFTWARE, INC.(b)(c)	200,316	144,745
69,627	AVIAT NETWORKS, INC.(b)	1,229,827	591,829
34,488	AVNET, INC.	1,429,758	865,649
17,332	AXT, INC.(b)	66,632	55,636
36,281	BELDEN, INC.	1,399,520	1,309,018
304,521	CELESTICA, INC.(b)(d)	2,814,905	1,065,823
66,820	COHU, INC.	996,412	827,232
98,463	DSP GROUP, INC.(b)	1,254,137	1,319,404
7,400	ENTEGRIS, INC.	184,440	331,298
8,732	EURONET WORLDWIDE, INC.(b)	421,875	748,507
7,474	EVERBRIDGE, INC.(b)	652,130	794,935
42,849	EVO PAYMENTS, INC., CLASS A(b)	1,023,972	655,590
19,058	FARO TECHNOLOGIES, INC.(b)	919,749	848,081
73,424	FIREEYE, INC.(b)	1,150,430	776,826
133,620	FRANKLIN WIRELESS CORP.(b)	287,454	545,170
117,743	FREQUENCY ELECTRONICS, INC.(b)	1,084,285	1,076,171
58,372	HARMONIC, INC.(b)	409,900	336,223
51,237	IDENTIV, INC.(b)	253,058	173,181
72,197	IMMERSION CORP.(b)	535,499	386,976
254,547	INFINERA CORP.(b)	1,409,410	1,349,099
48,243	INSEEGO CORP.(b)	295,569	300,554
5,384	INSIGHT ENTERPRISES, INC.(b)	213,013	226,828
20,401	JABIL, INC.	346,167	501,457
14,682	KBR, INC.	250,070	303,624
63,064	LIMELIGHT NETWORKS, INC.(b)	275,188	359,465
17,202	LUMENTUM HOLDINGS, INC.(b)	871,654	1,267,787
6,478	MAXLINEAR, INC.(b)	67,883	75,598
6,510	MKS INSTRUMENTS, INC.	480,406	530,239
27,081	NETGEAR, INC.(b)	488,048	618,530
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
19,379	NOVANTA, INC.(b)	$673,609	1,547,994
1,819	OSI SYSTEMS, INC.(b)	123,758	125,365
42,909	PERFICIENT, INC.(b)	814,428	1,162,405
13,564	PFSWEB, INC.(b)	29,217	40,692
7,283	PHOTRONICS, INC.(b)	74,325	74,724
59,321	PLANTRONICS, INC.(c)	1,023,170	596,769
19,880	PLEXUS CORP.(b)	1,070,588	1,084,653
22,265	PROS HOLDINGS, INC.(b)	876,551	690,883
65,846	SCANSOURCE, INC.(b)	2,514,326	1,408,446
395,351	SERVICESOURCE INTERNATIONAL, INC.(b)	382,565	346,683
325,211	STEEL CONNECT, INC.(b)	527,819	243,908
65,575	SUPER MICRO COMPUTER, INC.(b)	1,361,339	1,395,436
25,672	SYKES ENTERPRISES, INC.(b)	731,452	696,225
38,529	SYNCHRONOSS TECHNOLOGIES, INC.(b)(c)	181,083	117,513
14,555	SYNNEX CORP.	1,111,062	1,063,970
161,416	TIVO CORP.	1,213,191	1,142,825
63,816	UNISYS CORP.(b)	501,962	788,128
1,094	UPLAND SOFTWARE, INC.(b)	27,205	29,341
155,266	VERRA MOBILITY CORP.(b)	2,114,398	1,108,599
14,757	VIRTUSA CORP.(b)	660,422	419,099
8,792	WNS HOLDINGS LTD. ADR(b)(d)(e)	472,830	377,880
41,460	XPERI CORP.	773,001	576,709
		38,270,008	33,423,722	13.68%
Materials:
12,052	AMERICAN VANGUARD CORP.	212,462	174,272
46,800	AXALTA COATING SYSTEMS LTD.(b)	715,685	808,236
43,920	H.B. FULLER CO.	2,345,404	1,226,686
33,645	INGEVITY CORP.(b)	2,063,322	1,184,304
30,157	KOPPERS HOLDINGS, INC.(b)	567,057	373,042
89,193	OLIN CORP.	1,542,645	1,040,882
13,600	RELIANCE STEEL & ALUMINUM CO.	981,254	1,191,224
55,800	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	2,185,718	1,552,356
		10,613,547	7,551,002	3.09%
Real Estate:
43,309	ALPINE INCOME PROPERTY TRUST, INC.	779,567	533,134
62,807	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	531,539	349,835
84,460	CITY OFFICE REIT, INC.(d)	1,080,022	610,646
6,410	COMMUNITY HEALTHCARE TRUST, INC.	178,399	245,375
19,249	CONDOR HOSPITALITY TRUST, INC.	137,767	79,113
67,067	DIAMONDROCK HOSPITALITY CO.	728,909	340,700
38,623	EMPIRE STATE REALTY TRUST, INC., CLASS A	570,007	346,062
48,040	ESSENTIAL PROPERTIES REALTY TRUST, INC.	981,936	627,403
154,248	INDEPENDENCE REALTY TRUST, INC.	1,873,094	1,378,977
13,742	INNOVATIVE INDUSTRIAL PROPERTIES, INC.(c)	1,284,912	1,043,430
1,335	INVESTORS REAL ESTATE TRUST	86,033	73,425
24,794	ISTAR, INC.	255,670	263,064
36,844	MARCUS & MILLICHAP, INC.(b)	1,011,318	998,473
11,568	MONMOUTH REAL ESTATE INVESTMENT CORP.	137,703	139,394
18,413	NEXPOINT RESIDENTIAL TRUST, INC.	501,531	464,192
20,697	ONE LIBERTY PROPERTIES, INC.	528,182	288,309
73,581	PHYSICIANS REALTY TRUST	1,213,857	1,025,719
89,118	PLYMOUTH INDUSTRIAL REIT, INC.	1,471,789	994,557
28,138	QTS REALTY TRUST, INC., CLASS A	1,340,491	1,632,285
48,644	RAFAEL HOLDINGS, INC., CLASS B(b)	964,235	623,130
69,283	REALOGY HOLDINGS CORP.(c)	1,827,617	208,542
72,929	STRATUS PROPERTIES, INC.(b)	2,010,048	1,290,114
43,355	UMH PROPERTIES, INC.	533,404	470,835
18,076	XENIA HOTELS & RESORTS, INC.	368,750	186,183
		20,396,780	14,212,897	5.82%
Utilities:
15,530	ALLETE, INC.	773,168	942,361
960	MIDDLESEX WATER CO.	52,791	57,715
140,645	PURE CYCLE CORP.(b)	960,159	1,568,192
24,152	SJW GROUP	1,508,208	1,395,261
16,023	SPIRE, INC.	907,028	1,193,393
1,923	UNITIL CORP.	80,410	100,611
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
805	YORK WATER (THE) CO.	$30,127	34,985
		4,311,891	5,292,518	2.17%
	Sub-total Common Stocks:	309,388,935	228,854,864	93.70%
Convertible Bonds:
Health Care:
340,000	INVACARE CORP., 4.50%, 6/1/22	296,098	305,845
		296,098	305,845	0.12%
	Sub-total Convertible Bonds:	296,098	305,845	0.12%
Convertible Preferred Stocks:
Real Estate:
6,041	WHEELER REAL ESTATE INVESTMENT TRUST, INC.(b)	61,499	40,475
14,090	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (Step to 10.75% on 9/21/2023), 8.75%(b)(f)	179,449	123,287
		240,948	163,762	0.07%
	Sub-total Convertible Preferred Stocks:	240,948	163,762	0.07%
Investment Companies:
Financials:
5,400	ISHARES RUSSELL 2000 ETF	530,051	618,084
		530,051	618,084	0.25%
	Sub-total Investment Companies:	530,051	618,084	0.25%
Master Limited Partnerships:
Industrials:
49,874	STEEL PARTNERS HOLDINGS L.P.(b)	613,881	270,487
		613,881	270,487	0.11%
	Sub-total Master Limited Partnerships:	613,881	270,487	0.11%
Preferred Stocks:
Industrials:
145,341	STEEL PARTNERS HOLDINGS L.P., 6.00%	2,356,403	2,460,623
		2,356,403	2,460,623	1.01%
	Sub-total Preferred Stocks:	2,356,403	2,460,623	1.01%
Rights:
Consumer Discretionary:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)(g)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(g)	200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
4,668,267	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	4,668,267	4,668,267
12,943,408	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.37%(i)	12,943,408	12,943,408
	Sub-total Short-Term Investments:	17,611,675	17,611,675	7.21%
	Grand total	$331,038,191	250,285,340	102.47%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security is either wholly or partially on loan.
(d)	Foreign security values are stated in U.S. dollars. As of March 31, 2020, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.15% of net assets.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.15% of net assets as of March 31, 2020.
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
(f)	For step bonds, the coupon rate disclosed is the current rate in effect.
(g)	Security has been deemed worthless and is a Level 3 investment.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Small Companies Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $9,691,925 with net purchases of $3,251,483 during the three months ended March 31, 2020.
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2020.
	Level 1	Level 2	Level 3	Total
Common Stocks	$228,854,864	$—	$—	$228,854,864
Convertible Bonds	—	305,845	—	305,845
Convertible Preferred Stocks	163,762	—	—	163,762
Investment Companies	618,084	—	—	618,084
Master Limited Partnerships	270,487	—	—	270,487
Preferred Stocks	2,460,623	—	—	2,460,623
Rights	—	—	—*	—*
Warrants	—	—	—*	—*
Short-Term Investments	17,611,675	—	—	17,611,675
Total	$249,979,495	$305,845	$—*	$250,285,340
* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Small Companies Fund, the investment value is comprised of equity securities, convertible bonds, investment companies, master limited partnerships, rights, warrants and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at March 31, 2020.
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
March 31, 2020 (unaudited)
Clearwater Small Companies Fund Portfolio Diversification
(as a percentage of net assets)
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
175,324	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$1,742,266	1,967,135
54,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			739,165	717,885
17,900	BLACKROCK MUNIENHANCED FUND INC			188,128	190,814
58,171	BLACKROCK MUNIHOLDINGS FUND II INC			822,154	799,270
91,327	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,010,095	1,194,557
34,402	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			488,969	453,762
83,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,060,121	1,007,724
66,500	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			860,392	794,675
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	751,163
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,092,944
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	693,814
102,096	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,309,732	1,260,886
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,514,072
164,449	DWS MUNICIPAL INCOME TRUST			1,858,569	1,772,760
5,000	EATON VANCE MUNICIPAL BOND FUND			66,580	62,400
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,981,830	1,828,574
123,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,531,774	1,410,697
91,614	INVESCO MUNICIPAL TRUST			1,151,022	1,071,884
144,886	INVESCO QUALITY MUNICIPAL INCOME TRUST			1,749,794	1,696,615
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			772,688	725,400
16,234	INVESCO VALUE MUNICIPAL INCOME TRUST			200,500	229,549
65,834	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			969,329	966,443
300,875	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,065,667	4,073,848
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	214,223
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	702,488
190,984	NUVEEN QUALITY MUNICIPAL INCOME FUND			2,721,667	2,624,120
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	334,040
	Sub-total Closed-End Funds:			31,667,013	31,151,742	5.29%
Municipal Bonds:
Alabama
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,018,706	1,052,160
				1,018,706	1,052,160	0.18%
Alaska
200,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	196,909	203,804
1,000,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	3.75	1,074,798	1,070,150
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(b)	12/1/2010	5.40	350,000	17,500
				1,621,707	1,291,454	0.22%
Arizona
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(c)	7/15/2038	5.75	521,366	525,750
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	912,860
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	723,315	656,348
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	557,638	523,490
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	840,716	763,760
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2052	6.00	919,101	885,173
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(c)	1/1/2036	5.75	742,290	739,995
500,000	NAVAJO NATION AZ(c)	12/1/2030	5.50	522,977	533,990
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	938,760
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2036	5.13	986,376	979,950
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,512,669	2,626,275
800,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(c)	12/1/2026	5.25	800,000	795,064
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,934	10,018
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(c)	6/15/2035	5.38	1,454,260	1,346,847
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(c)	6/15/2037	4.75	737,011	669,450
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
930,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	$930,000	984,144
500,000	TEMPE AZ INDL DEV AUTH REVENUE(c)	10/1/2024	4.70	498,972	494,025
500,000	TEMPE AZ INDL DEV AUTH REVENUE(c)	10/1/2037	6.00	502,650	505,100
				15,257,275	14,890,999	2.53%
Arkansas
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	531,389	538,340
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	972,620	1,036,290
				1,504,009	1,574,630	0.27%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	1,779,723	2,622,811
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,012,151	1,106,720
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	636,070	1,185,370
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	501,759	528,325
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,491,527	1,892,100
1,000,000	CARLSBAD CA UNIF SCH DIST (Step to 6.13% on 8/1/2021)(d)	8/1/2031	0.00	920,851	1,287,420
1,500,000	CLOVIS CA UNIF SCH DIST(e)	8/1/2030	0.00	804,504	943,950
1,000,000	COLTON CA JT UNIF SCH DIST (Step to 5.80% on 8/1/2021)(d)	8/1/2035	0.00	926,592	1,163,620
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,966	1,494,557
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,680	753,090
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	856,510	1,332,230
1,155,000	ENTERPRISE CA ELEM SCH DIST (Step to 6.20% on 8/1/2021)(d)	8/1/2035	0.00	1,064,686	1,552,251
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	632,518	697,134
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,277,512	1,780,155
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,144,823	3,598,455
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,941	1,370,990
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,007,147	1,280,960
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,638	908,235
2,000,000	OAK PARK CA UNIF SCH DIST (Step to 7.10% on 8/1/2021)(d)	8/1/2038	0.00	1,823,391	2,719,620
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REVENUE(e)	9/1/2031	0.00	1,313,730	1,259,160
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	997,450	1,273,690
750,000	REEF-SUNSET CA UNIF SCH DIST (Step to 4.85% on 8/1/2021)(d)	8/1/2038	0.00	703,577	803,235
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,011,391	1,163,800
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,582,662	1,703,850
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(f)	6/1/2039	1.63	350,000	323,281
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	516,300
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,496,190	1,614,390
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,025,864	1,103,060
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	503,370	526,165
2,250,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,248,272	2,747,072
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,484,456	1,593,540
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	684,981	1,025,530
1,250,000	TUSTIN CA UNIF SCH DIST	8/1/2028	6.00	1,245,824	1,329,962
				36,621,756	45,201,028	7.67%
Colorado
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	500,000	474,735
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
1,000,000	AEROTROPOLIS REGL TRANPRTN AUTH CO SPL REVENUE	12/1/2051	5.00	$1,014,895	914,180
750,000	BROADWAY STATION MET DIST #2 CO	12/1/2048	5.13	750,000	722,160
1,000,000	BROADWAY STATION MET DIST #3 CO	12/1/2049	5.00	1,023,327	912,260
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,775	604,747
500,000	COLORADO SCIENCE AND TECH PARK MET DIST #1	12/1/2033	5.00	505,994	487,780
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,085	1,006,000
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(c)	9/1/2046	5.00	1,004,056	912,590
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,309,561	1,312,125
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	989,633	1,055,460
650,000	COPPER RIDGE MET DIST CO TAX INCR & SALES TAX SUPPORTED REVENUE	12/1/2043	5.00	669,139	589,674
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	504,125
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	502,575
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	781,369	667,403
1,000,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO(c)	12/1/2039	5.50	1,000,000	874,740
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	708,457
1,000,000	DENVER CO URBAN RENEWAL AUTH TAX INCR REVENUE(c)	12/1/2039	5.25	985,467	939,240
1,000,000	DIATC MET DIST CO(c)	12/1/2049	5.00	1,063,828	931,340
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,033,070
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	516,613	448,000
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	528,010	462,910
710,000	IRON MOUNTAIN MET DIST #2 CO	12/1/2049	5.00	723,907	602,591
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	904,110
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	422,010
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	766,369	719,730
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,514	961,800
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	794,041	656,865
611,972	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	611,972	611,972
200,000	MOUNT CARBON CO MET DIST REVENUE(b)	6/1/2043	8.00	-	44,000
1,000,000	PAINTED PRAIRIE PUB IMPT AUTH CO	12/1/2039	5.00	1,032,848	918,890
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,853	458,850
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,032,260
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	475,735
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,057,275	901,160
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	444,720
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,054,449	938,300
700,000	VAUXMONT MET DIST CO	12/15/2050	3.25	700,000	726,922
500,000	VELOCITY MET DIST #3 CO	12/1/2039	5.38	500,000	480,320
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,080,447	1,016,800
				30,358,567	28,380,606	4.82%
Connecticut
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN MTGE PROGRAM	11/15/2035	3.88	1,000,000	1,076,700
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	536,908
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,063,033	2,086,000
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,063,750
574,545	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	589,641	21,546
				9,167,674	8,784,904	1.49%
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
District of Columbia
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	$500,000	519,195
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,049,850
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,057,760
1,200,000	DIST OF COLUMBIA REVENUE	7/1/2037	5.00	1,200,000	1,146,468
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,088,660
				4,700,000	4,861,933	0.82%
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,072,069	1,096,210
500,000	ALTA LAKES CMNTY DEV DIST FL SPL ASSMNT	5/1/2039	4.40	497,424	464,530
400,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	400,000	401,372
1,265,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,180,874	1,279,396
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	987,538	1,101,040
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	520,530
220,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	220,000	227,086
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,289,115
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	636,000
1,750,000	CAPITAL TRUST AGY FL REVENUE(c)(g)	12/1/2035	6.75	1,745,953	1,120,332
750,000	CAPITAL TRUST AGY FL REVENUE(c)(g)	7/1/2037	6.75	750,000	477,833
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(c)	8/1/2027	5.00	750,000	675,413
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(c)	8/1/2032	5.38	750,000	647,565
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(c)	12/1/2043	5.25	514,693	482,245
750,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(c)	5/1/2032	5.00	754,423	762,285
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,547	782,978
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(b)(c)(g)	5/15/2026	7.25	750,000	653,438
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(b)(c)(g)	5/15/2044	8.13	1,913,765	1,524,687
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,011,969	1,095,730
500,000	DOWDEN WEST CMNTY DEV DIST FL SPL ASSMNT REVENUE(c)	5/1/2039	5.40	500,000	521,165
1,000,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	1,000,000	1,061,870
715,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	715,000	777,298
1,000,000	FLORIDA ST DEPT OF EDU CMNTY CLG CAPITAL IMPT REVENUE	7/1/2030	4.38	1,019,558	1,018,830
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(c)	6/15/2035	6.00	1,000,846	1,033,670
120,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	120,015	120,991
795,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	795,000	847,359
540,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	540,000	556,065
1,980,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	1,980,000	2,189,504
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	1,000,000	1,027,820
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	933,340
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,673	571,110
800,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	800,000	832,088
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,669	241,574
1,600,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,588,766	1,671,632
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
730,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	$730,000	769,887
1,100,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,112,185	1,149,775
1,300,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,300,000	1,336,062
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(c)	5/1/2037	5.00	744,880	763,388
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,761	779,145
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	701,316
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,023,840
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	552,308
500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	492,801	481,680
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	925,394	804,555
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	480,280
315,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	315,000	318,830
25,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2026	4.00	24,973	25,006
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	506,198	455,420
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(b)	5/1/2014	5.60	250,000	45,000
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,888	528,135
740,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	751,582	734,013
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	529,998	525,505
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	136,897
350,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	350,000	360,745
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2013	5.00	114,821	1
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	507,395
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,406,068	1,455,244
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	509,193	513,885
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,032,582	1,091,520
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	775,486	828,735
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,064,331	1,087,920
560,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	560,000	591,780
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	525,625
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,295,645	1,243,416
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	1,049,454	1,048,740
1,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	1,784,154	1,705,644
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,258	414,810
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	553,599	499,960
725,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	717,998	742,038
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	490,856	519,165
175,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	171,914	182,915
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(b)	11/1/2010	5.50	142,538	89,799
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,144,102	1,215,709
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
500,000	TOLOMATO FL CDD	5/1/2037	4.25	$500,000	471,070
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(d)	5/1/2040	0.00	48,463	39,114
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(d)	5/1/2040	0.00	167,950	160,116
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	83,675	77,850
1,490,000	TOLOMATO FL CDD	5/1/2040	3.75	1,432,893	1,638,091
125,000	TOLOMATO FL CDD(b)	5/1/2040	6.61	-	1
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	725,123
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,688	521,075
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,616,985
1,160,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,153,191	1,230,772
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	3,858
105,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	104,239	92,062
740,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	736,161	763,702
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,349	793,290
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2013	5.25	351,276	154,411
				64,136,130	63,165,709	10.72%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	509,472	549,505
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	501,993	516,225
1,350,000	COBB CNTY GA DEV AUTH(c)	12/1/2039	5.00	1,419,412	1,189,579
845,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	741,417	845,110
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,604,125
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,044,100
925,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	925,000	995,393
535,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	535,000	557,058
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,500,000	2,629,500
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,002,720	1,028,130
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,941,160	2,002,240
1,100,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	1,100,000	1,173,634
1,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.20	1,506,538	1,632,465
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,793,120
				19,932,712	20,560,184	3.49%
Idaho
655,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	655,000	672,934
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	743,623	771,990
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,041,840	1,030,530
				2,440,463	2,475,454	0.42%
Illinois
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,188,089	1,329,760
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,545,152	1,691,458
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(c)	9/1/2035	6.00	1,260,671	1,298,388
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,031,843	1,192,680
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,048,328	1,090,710
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,998	1,090,330
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,078,524	1,077,080
637,000	CORTLAND IL SPL TAX REVENUE(b)	3/1/2017	5.50	633,881	95,550
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
500,000	DECATUR IL	3/1/2034	5.00	$508,873	558,305
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(e)	2/1/2029	0.00	602,056	593,940
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,493,903	1,486,095
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	513,600
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,091,730
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	679,552	702,986
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,286	479,140
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	765,537	779,333
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	508,682	477,505
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,410,272	1,302,027
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,055,266	1,017,100
2,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	2,000,000	2,083,020
980,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	980,000	1,057,685
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,069,328	1,013,990
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,565,371	1,709,145
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	517,419	548,505
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,015,199	1,102,660
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,003,414	1,027,580
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,103,126	1,154,142
1,000,000	MALTA IL TAX INCR REVENUE(b)	12/30/2025	5.75	1,000,000	320,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	518,758	486,790
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,000,000	1,000,000
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	526,001	528,020
395,000	S WSTRN IL DEV AUTH(b)	10/1/2022	7.00	395,000	229,100
620,000	UPPER IL RIVER VLY DEV AUTH(c)	12/1/2022	4.00	616,895	609,218
750,000	UPPER IL RIVER VLY DEV AUTH(c)	12/1/2037	5.25	766,888	728,925
465,000	UPPER IL RIVER VLY DEV AUTH(c)	1/1/2045	5.00	496,796	439,127
685,000	WESTMONT IL PARK DIST(e)	12/1/2031	0.00	346,054	392,676
685,000	WESTMONT IL PARK DIST(e)	12/1/2033	0.00	301,758	343,500
				33,033,710	32,641,800	5.54%
Indiana
233,864	CARMEL IN REVENUE(b)	11/15/2022	6.00	237,266	2,339
331,723	CARMEL IN REVENUE(b)	11/15/2027	7.00	324,812	3,317
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	493,063	511,675
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,071,810
750,000	EVANSVILLE IN MF HSG REVENUE	1/1/2038	5.45	750,000	677,197
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,016,412	3,233,730
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	494,487	514,155
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	988,821	1,063,650
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,018,255	1,073,650
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	522,732	530,930
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,972	1,067,760
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,029,802	1,034,370
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,325,220
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	513,564
1,000,000	MISHAWAKA IN MF HSG REVENUE(c)	1/1/2038	5.38	1,000,000	876,700
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,332	669,600
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,007,601	1,123,970
				15,577,825	15,293,637	2.59%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,619,556	1,554,270
				1,619,556	1,554,270	0.26%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,033,207	1,135,430
700,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	711,409	675,829
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Kansas (Cont'd):
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	$929,241	946,201
				2,673,857	2,757,460	0.47%
Kentucky
735,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	727,278	769,442
				727,278	769,442	0.13%
Louisiana
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,008,668	1,113,500
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	684,664	658,716
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,011,808	1,040,950
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2037	5.65	700,000	698,418
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	7/1/2039	5.00	1,065,486	985,340
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2044	4.40	750,000	635,483
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(c)	11/1/2039	5.50	700,000	668,878
1,100,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(c)	11/1/2044	4.00	1,100,000	875,237
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	528,777	577,281
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,604	791,452
385,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	2/15/2036	1.83	385,000	372,792
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	757,621	760,380
				9,439,628	9,178,427	1.56%
Maine
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,062,990
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,073,920
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,580,745
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	534,135
900,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2044	3.10	900,000	917,829
430,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	430,000	450,180
				5,330,000	5,619,799	0.95%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	517,455
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	503,695
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	900,956
				1,890,000	1,922,106	0.33%
Massachusetts
730,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	723,211	738,942
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(c)	10/1/2047	5.00	744,980	687,680
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,517,222	1,548,090
250,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	250,000	250,250
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	755,034
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Massachusetts (Cont'd):
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	$700,000	752,192
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,066,210
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,841,937
1,975,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	1,975,000	2,116,588
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,055
				10,880,413	11,257,978	1.91%
Michigan
275,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	253,087	275,344
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,007	771,240
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,976,003
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,060,960
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	636,774
1,650,000	MICHIGAN ST HSG DEV AUTH	10/1/2043	4.00	1,650,000	1,789,870
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2054	3.50	1,000,000	1,039,000
2,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2038	4.13	2,500,000	2,758,700
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	1,003,420	1,073,710
3,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	3,000,000	3,037,740
460,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	460,000	460,782
280,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	279,837	280,454
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	775,124	843,450
410,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	406,712	416,499
				15,524,187	16,420,526	2.79%
Minnesota
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	978,335	647,440
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	998,260
1,000,000	ROCHESTER MN	9/1/2038	5.13	1,000,000	911,000
				2,958,335	2,556,700	0.43%
Mississippi
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	980,151	1,014,180
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(c)	11/1/2039	4.55	1,000,000	864,270
				1,980,151	1,878,450	0.32%
Missouri
485,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	485,000	485,660
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(b)(c)(g)	11/15/2036	5.75	1,300,000	905,333
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,017,768	1,029,850
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	907,323	1,029,300
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,081,512	1,795,240
915,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	915,000	970,403
500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	500,000	516,050
750,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	5/1/2050	2.85	750,000	737,610
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	757,635	751,822
				8,714,238	8,221,268	1.39%
Montana
885,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	885,000	907,329
560,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	560,000	602,599
995,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	995,000	1,078,550
895,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	895,000	966,457
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Montana (Cont'd):
800,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	$801,839	850,776
				4,136,839	4,405,711	0.75%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(b)	7/1/2012	5.13	160,000	6,640
570,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.75	570,000	613,633
920,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	920,000	937,057
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,041,268	1,098,240
				2,691,268	2,655,570	0.45%
Nevada
900,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	900,000	939,168
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	1,000,000	1,031,970
515,000	NORTH LAS VEGAS NV LOCAL IMPT(c)	12/1/2027	4.00	504,339	498,015
515,000	NORTH LAS VEGAS NV LOCAL IMPT(c)	12/1/2037	5.00	515,971	516,890
				2,920,310	2,986,043	0.51%
New Hampshire
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	976,168	1,035,810
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,033,810
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,599,960
175,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	175,000	176,218
				3,651,168	3,845,798	0.65%
New Jersey
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	777,816	795,533
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	535,605	522,395
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	795,509	781,838
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,039,730
820,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2030	4.50	820,000	848,421
3,350,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,350,000	3,685,268
955,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	957,587	1,019,462
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	12/15/2039	4.00	528,435	490,340
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	507,488	522,295
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	704,626	672,805
				9,977,066	10,378,087	1.76%
New Mexico
635,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	635,000	648,354
940,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	940,000	963,688
1,530,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,530,000	1,636,488
835,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	835,000	870,212
765,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	765,000	812,736
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	1,001,941	1,076,000
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.10	1,000,000	1,013,970
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	990,000	1,022,809
985,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	985,000	1,062,618
900,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	902,226	904,707
				9,584,167	10,011,582	1.70%
New York
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	753,013	828,405
1,250,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2050	5.00	1,339,711	1,100,937
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,023,510
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	$1,000,000	1,047,190
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,534	634,782
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	3,095,370
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,035,790
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,063,070
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,092,002	2,203,920
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,075,440
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,068,610
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,066,480
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,569,735
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	532,880
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,096,680
930,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	930,000	999,890
435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	435,000	444,122
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2043	4.20	1,000,000	1,101,810
1,490,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,490,000	1,574,140
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	2,000,000	2,004,340
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,500,000	1,386,150
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	563,168	560,555
				28,543,178	29,513,806	5.01%
North Carolina
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,764,455
975,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	986,518	1,048,447
965,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	965,000	1,034,605
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,386	580,314
				4,297,904	4,427,821	0.75%
Ohio
600,000	BRYAN OH CITY SCH DIST	12/15/2034	4.00	610,062	612,480
750,000	BUTLER CNTY OH PORT AUTH PUBLIC INFRASTRUCTURE REVENUE	12/1/2041	5.00	764,760	762,165
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,600,348	1,451,010
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	501,876	529,595
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	880,680
890,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	872,849	918,613
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(c)	12/1/2037	6.50	750,000	600,593
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	494,137	519,510
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,551,577	1,655,970
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,041,518	1,811,800
870,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	783,185	909,881
1,420,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	1,420,000	1,518,548
1,490,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	1,490,000	1,598,472
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	3.35	1,000,000	1,031,790
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2050	3.00	$1,000,000	1,005,400
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,053,125	1,050,450
				16,933,437	16,856,957	2.86%
Oklahoma
1,090,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,090,000	1,183,555
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,230,268	2,146,440
				3,320,268	3,329,995	0.56%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2052	5.00	1,041,867	1,031,900
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,020,885	1,060,650
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	512,521	512,490
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,076,500
575,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	575,000	624,019
745,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	745,000	769,488
1,265,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,265,000	1,330,641
1,500,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,528,757	1,342,290
				8,689,030	8,747,978	1.48%
Pennsylvania
545,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	545,000	550,270
380,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	10/1/2034	1.66	380,000	358,515
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,007,884	1,071,130
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REVENUE	6/1/2039	4.00	646,963	707,648
600,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(c)	10/15/2022	4.00	599,234	596,562
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,264,052	1,276,050
2,500,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2041	2.45	2,500,000	2,176,700
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,512,609
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	1.61	500,000	463,840
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	3.95	1,000,000	1,081,220
440,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	440,000	454,049
1,125,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	1,125,000	1,125,000
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,931,026
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	535,000	542,292
1,400,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,400,000	1,413,188
495,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	495,000	521,676
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	1,035,700
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(d)	12/1/2037	0.00	1,386,921	1,612,335
300,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	300,000	308,784
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	$740,105	755,685
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2049	5.00	780,352	701,910
				20,180,511	20,196,189	3.43%
Puerto Rico
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,512,240
				1,500,000	1,512,240	0.26%
Rhode Island
665,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	662,609	677,409
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	772,942
				1,412,609	1,450,351	0.25%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,331	545,662
170,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	168,733	170,093
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	688,825	554,923
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,036,063	1,095,130
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,439,441	1,627,094
				3,980,393	3,992,902	0.68%
South Dakota
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	505,605
				499,500	505,605	0.09%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(c)	6/1/2027	6.50	1,000,000	1,048,800
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(c)	6/1/2036	5.13	600,000	611,382
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REV	10/1/2039	5.50	1,341,912	1,321,569
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(b)	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(b)	1/1/2029	5.55	556,862	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(b)	1/1/2029	6.00	-	1
720,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	724,866	745,783
980,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	980,000	1,073,276
980,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	980,000	1,062,937
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	2,013,894	2,213,520
990,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	990,000	1,054,301
1,970,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,970,000	2,125,039
490,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	490,000	511,438
				11,782,500	11,769,984	2.00%
Texas
1,750,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,720,349	1,786,400
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	503,621	484,840
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	693,288	726,044
835,000	BEXAR CNTY TX HSG FIN CORP(f)(h)	2/1/2035	3.75	835,000	869,995
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,048,028	2,147,980
675,000	BRAZORIA CNTY TX MUNI UTILITYDIST #28	9/1/2032	4.00	700,721	694,697
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,004,299	903,100
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
4,000,000	CAPITAL AREA TX CULTURAL EDU FACS FIN CORP REVENUE(f)(h)	4/1/2045	6.13	$4,000,000	4,028,520
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,005,177	1,092,550
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,414,253	1,398,478
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,595,564	1,612,020
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,039,194	1,190,530
550,000	FALLBROOK TX UTILITY DIST	9/1/2024	4.00	554,550	550,044
1,000,000	FORT BEND CNTY TX MUNI UTILITY DIST #23	9/1/2033	4.00	1,037,818	1,032,790
610,000	FORT BEND CNTY TX MUNI UTILITY DIST #50	9/1/2029	4.00	633,069	627,013
800,000	GILMER TX ECON DEV CORP SALES TAX REVENUE	7/15/2030	5.00	838,500	832,704
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,239,498	1,658,430
560,000	HARRIS CNTY TX MUNI UTILITY DIST #400	9/1/2033	4.00	581,185	577,567
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,015,292	1,132,780
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,516,830	1,642,920
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	745,391	771,600
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,063,717	1,051,190
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	273,000	271,886
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,036,190
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,992	1,206,720
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,006,167	935,310
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	759,972	740,985
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,148,159	928,884
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(c)	8/15/2036	5.00	752,645	702,128
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,002,192	1,011,090
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(c)	8/15/2037	6.00	1,015,867	964,410
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(c)	8/15/2049	5.00	696,634	646,965
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,131,243	1,209,802
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,623	810,390
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,044,824	1,098,930
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,039,471	1,083,510
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(b)	11/15/2022	5.50	1,000,000	700,000
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	750,000	750,345
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	770,306	669,000
1,485,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2037	6.63	1,505,562	1,577,723
970,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	993,370	1,046,892
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,045,916	2,166,620
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	$1,017,820	1,089,410
				46,484,107	47,459,382	8.05%
Utah
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	7/15/2033	4.65	990,186	925,880
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,000,000	1,002,080
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	4/15/2045	6.00	1,000,349	1,000,150
90,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	90,000	90,977
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,635,613	1,772,205
				4,716,148	4,791,292	0.81%
Vermont
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,477	730,789
500,000	VERMONT ST HSG FIN AGY	5/1/2046	2.65	500,000	475,550
				1,177,477	1,206,339	0.20%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,270
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	9/1/2041	0.00	155,109	21,456
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	374,099	195,384
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,051,390
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,625,265
				5,519,458	5,394,765	0.91%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(c)	1/1/2038	5.25	686,504	744,324
550,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	550,000	557,794
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,467,291	1,551,525
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,048,183	1,152,190
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	777,177	860,814
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	508,320	540,835
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	983,639	1,076,500
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,537,620
530,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2025	6.00	532,341	548,465
1,000,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2031	5.00	1,001,379	1,014,220
750,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2031	5.00	791,408	758,767
675,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2035	5.75	675,000	676,877
600,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2036	5.00	630,158	581,142
500,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2038	5.00	539,581	529,690
1,000,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2044	5.00	1,087,504	991,680
1,000,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2048	5.00	1,096,866	890,680
				13,875,351	14,013,123	2.38%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,603,275
				1,500,000	1,603,275	0.27%
Wisconsin
200,000	PUBLIC FIN AUTH WI CCRC REVENUE(c)	6/1/2020	7.00	199,918	201,212
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE(c)	6/1/2046	8.25	1,536,216	1,597,995
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2046	0.00	1,048	410
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2047	0.00	$1,129	438
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2048	0.00	1,084	425
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2049	0.00	1,052	413
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2050	0.00	1,013	391
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2051	0.00	1,077	418
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(f)(h)	7/1/2051	3.75	443,916	310,511
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2052	0.00	1,075	411
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2053	0.00	1,040	399
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2054	0.00	1,011	385
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2055	0.00	978	372
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2056	0.00	947	361
98,139	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)	7/1/2056	5.50	97,967	76,004
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2057	0.00	1,720	354
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2058	0.00	900	341
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2059	0.00	877	332
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2060	0.00	855	318
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2061	0.00	829	305
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2062	0.00	810	295
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2063	0.00	785	284
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2064	0.00	767	277
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2065	0.00	750	266
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2066	0.00	735	251
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2067	0.00	8,986	3,019
535,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	537,341	549,868
1,250,000	PUBLIC FIN AUTH WI REVENUE(c)	11/1/2028	6.25	1,250,000	1,385,862
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	618,156
1,000,000	PUBLIC FIN AUTH WI REVENUE(c)	1/1/2033	6.13	989,027	1,048,650
341,645	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2042	0.00	376,279	53,822
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	529,819	456,929
13,694	PUBLIC FIN AUTH WI REVENUE(c)	12/1/2048	5.50	13,694	13,694
1,195,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(c)	11/15/2024	5.00	1,193,097	1,205,480
520,000	PUBLIC FIN AUTH WIS ED REVENUE(c)	6/15/2049	5.00	526,890	493,220
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	543,095	477,790
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,380,979	1,486,160
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	732,375	656,950
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	513,698	497,450
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,053,020	2,142,020
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,436,082	1,366,484
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	673,483	614,380
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	$1,963,239	1,943,100
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	531,530
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,063,030
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,003,926	1,074,010
2,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2049	3.20	2,000,000	2,087,960
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,603,935
				23,623,529	23,566,667	4.00%
Wyoming
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,048,930
630,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	630,000	679,984
1,645,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,645,000	1,702,723
				3,275,000	3,431,637	0.58%
	Sub-total Municipal Bonds:			531,379,395	540,364,023	91.69%
Short-Term Investments:
11,388,849	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.37%(i)			11,388,849	11,388,849
	Sub-total Short-Term Investments:			11,388,849	11,388,849	1.93%
	Grand total			$574,435,257	582,904,614	98.91%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Zero coupon bond.
(f)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(g)	Restricted security that has been deemed illiquid. At March 31, 2020, the value of these restricted illiquid securities amounted to $4,681,623 or 0.79% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$ 1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 7.25%, 5/15/26	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE, 5.75%, 11/15/36	12/18/15	1,300,000

(h)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $22,581,520 with net sales of $11,192,671 for the three months ended March 31, 2020.
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:
Geographical Diversification	Percent
Florida	10.84%
Illinois	9.60
Texas	8.14
California	7.75
New York	6.05
Colorado	4.87
Wisconsin	4.04
Georgia	3.98
Pennsylvania	3.47
Ohio	2.89
Other	38.37
100.00%

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2020.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$31,151,742	$—	$—	$31,151,742
Municipal Bonds
Alabama	—	1,052,160	—	1,052,160
Alaska	—	1,291,454	—	1,291,454
Arizona	—	14,890,999	—	14,890,999
Arkansas	—	1,574,630	—	1,574,630
California	—	45,201,028	—	45,201,028
Colorado	—	28,380,606	—	28,380,606
Connecticut	—	8,784,904	—	8,784,904
District of Columbia	—	4,861,933	—	4,861,933
Florida	—	63,165,709	—	63,165,709
Georgia	—	20,560,184	—	20,560,184
Idaho	—	2,475,454	—	2,475,454
Illinois	—	32,641,800	—	32,641,800
Indiana	—	15,293,637	—	15,293,637
Iowa	—	1,554,270	—	1,554,270
Kansas	—	2,757,460	—	2,757,460
Kentucky	—	769,442	—	769,442
Louisiana	—	9,178,427	—	9,178,427
Maine	—	5,619,799	—	5,619,799
Maryland	—	1,922,106	—	1,922,106
Massachusetts	—	11,257,978	—	11,257,978
Michigan	—	16,420,526	—	16,420,526
Minnesota	—	2,556,700	—	2,556,700
Mississippi	—	1,878,450	—	1,878,450
Missouri	—	8,221,268	—	8,221,268
Montana	—	4,405,711	—	4,405,711
Nebraska	—	2,655,570	—	2,655,570
Nevada	—	2,986,043	—	2,986,043
New Hampshire	—	3,845,798	—	3,845,798
New Jersey	—	10,378,087	—	10,378,087
New Mexico	—	10,011,582	—	10,011,582
New York	—	29,513,806	—	29,513,806
North Carolina	—	4,427,821	—	4,427,821
Ohio	—	16,856,957	—	16,856,957
Oklahoma	—	3,329,995	—	3,329,995
Oregon	—	8,747,978	—	8,747,978
Pennsylvania	—	20,196,189	—	20,196,189
Puerto Rico	—	1,512,240	—	1,512,240
Rhode Island	—	1,450,351	—	1,450,351
South Carolina	—	3,992,902	—	3,992,902
South Dakota	—	505,605	—	505,605
Tennessee	—	11,769,984	—	11,769,984
Texas	—	47,459,382	—	47,459,382
Utah	—	4,791,292	—	4,791,292
Vermont	—	1,206,339	—	1,206,339
Virginia	—	5,394,765	—	5,394,765
Washington	—	14,013,123	—	14,013,123
West Virginia	—	1,603,275	—	1,603,275
Wisconsin	—	23,566,667	—	23,566,667
Wyoming	—	3,431,637	—	3,431,637
Short-Term Investments	11,388,849	—	—	11,388,849
Total	$42,540,591	$540,364,023	$—	$582,904,614
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
For the Clearwater Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2020 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
9,190	GLOBANT S.A.(b)	$922,603	807,617
6,780	MERCADOLIBRE, INC.(b)	4,384,923	3,312,573
		5,307,526	4,120,190	0.75%
Australia:
275,180	ADAIRS LTD.(c)	331,893	150,884
75,391	AFTERPAY LTD.(b)	1,298,687	852,805
102,780	ALLIANCE AVIATION SERVICES LTD.	167,434	107,306
89,441	APA GROUP	554,557	571,225
74,125	APPEN LTD.	1,097,710	921,304
2,792	ASX LTD.	61,614	134,653
41,875	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	455,019	451,609
155,819	AVENTUS GROUP	289,289	144,951
250,708	BEACH ENERGY LTD.	466,720	183,588
179,910	BGP HOLDINGS PLC(b)(d)	-	-
19,642	BHP GROUP LTD.	286,016	357,090
29,300	BLUESCOPE STEEL LTD.	232,964	159,803
18,817	BRAMBLES LTD.	73,935	124,183
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	125,959
971	COCHLEAR LTD.	35,893	111,553
20,273	COLES GROUP LTD.	164,456	191,810
11,157	COMMONWEALTH BANK OF AUSTRALIA	235,177	421,427
44,677	CSL LTD.	3,226,710	8,104,541
18,303	DEXUS	95,661	104,476
97,180	FORTESCUE METALS GROUP LTD.	212,026	593,554
20,886	GOODMAN GROUP	67,544	159,556
191,776	HT&E LTD.	241,003	135,354
26,377	INCITEC PIVOT LTD.	46,705	33,599
49,039	INSURANCE AUSTRALIA GROUP LTD.	130,321	191,083
13,263	LENDLEASE GROUP	90,966	83,426
7,819	MACQUARIE GROUP LTD.	175,414	425,689
25,670	MINERAL RESOURCES LTD.	246,214	218,981
287,808	NANOSONICS LTD.(b)	1,244,379	1,015,505
185,584	NEW HOPE CORP. LTD.	317,284	157,358
7,157	NEWCREST MINING LTD.	59,115	100,561
16,330	ORORA LTD.	16,763	24,834
256,036	QANTAS AIRWAYS LTD.	746,678	502,205
2,805	RAMSAY HEALTH CARE LTD.	60,296	98,273
169,500	REGIS RESOURCES LTD.	501,445	378,967
187,710	SANTOS LTD.	551,606	406,895
55,104	SCENTRE GROUP	108,690	54,559
5,884	SEEK LTD.	49,598	55,201
39,820	SONIC HEALTHCARE LTD.	470,951	596,352
107,718	SOUTH32 LTD.	80,546	116,107
75,800	SUPER RETAIL GROUP LTD.	517,213	213,731
12,092	SYDNEY AIRPORT	42,501	42,309
19,031	TABCORP HOLDINGS LTD.	40,016	30,189
39,578	TRANSURBAN GROUP	302,372	291,164
13,884	TREASURY WINE ESTATES LTD.	59,042	85,179
45,213	WASHINGTON H. SOUL PATTINSON & CO. LTD.	558,433	470,169
10,244	WESFARMERS LTD.	249,189	220,595
2,163	WOOLWORTHS GROUP LTD.	47,654	47,261
374,133	ZIP CO. LTD.(b)(c)	924,155	381,119
		17,466,810	20,348,942	3.72%
Austria:
1,649	ANDRITZ A.G.	58,433	51,887
8,998	BAWAG GROUP A.G.(b)(e)	357,978	252,817
1,821	ERSTE GROUP BANK A.G.(b)	28,050	33,752
93	IMMOFINANZ A.G.(b)	-	1,663
31,621	RAIFFEISEN BANK INTERNATIONAL A.G.	553,176	464,154
313	STRABAG S.E. (BEARER)	5,505	7,142
34,691	TELEKOM AUSTRIA A.G.(b)	259,973	242,463
631	UBM DEVELOPMENT A.G.	28,972	19,013
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	410,782
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont'd):
13,496	WIENERBERGER A.G.	$337,601	213,516
		2,225,607	1,697,189	0.31%
Belgium:
7,478	AGEAS	117,910	311,162
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	285,546	449,101
19,000	BPOST S.A.	195,697	134,307
25,946	GROUPE BRUXELLES LAMBERT S.A.	2,315,088	2,041,587
10,859	KBC GROUP N.V.	475,026	501,111
21,394	ONTEX GROUP N.V.	501,601	373,969
1,194	UCB S.A.	40,858	103,679
1,757	UMICORE S.A.	55,904	61,441
		3,987,630	3,976,357	0.73%
Brazil:
125,000	GRUPO SBF S.A.(b)	637,402	578,799
51,200	IOCHPE-MAXION S.A.	228,388	108,586
100,293	NOTRE DAME INTERMEDICA PARTICIPACOES S.A.	841,639	867,800
88,100	WIZ SOLUCOES E CORRETAGEM DE SEGUROS S.A.	235,725	152,934
		1,943,154	1,708,119	0.31%
Canada:
2,027	AGNICO EAGLE MINES LTD.	57,973	80,919
12,428	ALIMENTATION COUCHE-TARD, INC., CLASS B	223,779	292,751
785	BANK OF MONTREAL	34,168	39,638
2,936	BANK OF NOVA SCOTIA (THE)	67,574	119,898
40,918	BARRICK GOLD CORP.	384,639	751,893
18,099	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	174,146	802,257
11,000	BRP, INC. (SUB VOTING)	430,510	179,464
85,785	CAE, INC.	1,798,537	1,084,428
15,139	CANADIAN IMPERIAL BANK OF COMMERCE	709,664	882,113
16,124	CANADIAN NATIONAL RAILWAY CO.	302,628	1,260,658
3,659	CANADIAN PACIFIC RAILWAY LTD.	123,837	807,434
22,574	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	3,102,265	4,957,025
5,400	CANADIAN TIRE CORP. LTD., CLASS A	582,254	325,926
1,803	CANADIAN UTILITIES LTD., CLASS A	44,280	43,099
13,800	CARGOJET, INC.	1,027,116	991,682
35,300	CASCADES, INC.	347,472	315,299
45,100	CENTERRA GOLD, INC.(b)	366,388	268,235
7,126	CGI, INC.(b)	64,938	385,795
25,800	COMINAR REAL ESTATE INVESTMENT TRUST	273,247	148,680
167	CONSTELLATION SOFTWARE, INC.	49,226	151,777
52,400	CORUS ENTERTAINMENT, INC., CLASS B	212,483	93,458
29,900	DESCARTES SYSTEMS GROUP (THE), INC.(b)	1,165,655	1,028,536
6,582	DOLLARAMA, INC.	86,132	182,592
25,600	DOREL INDUSTRIES, INC., CLASS B	175,448	27,286
67,455	ECN CAPITAL CORP.	232,360	180,225
1,320	ENBRIDGE, INC.	47,149	38,438
39,600	ENERPLUS CORP.	318,702	58,248
28,367	EQUINOX GOLD CORP.(b)	177,524	189,474
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	64,685
15,840	FIRSTSERVICE CORP.	1,607,156	1,221,457
6,598	FORTIS, INC.	204,949	254,440
2,389	FRANCO-NEVADA CORP.	109,265	238,696
6,104	GILDAN ACTIVEWEAR, INC.	33,435	77,813
40,966	H&R REAL ESTATE INVESTMENT TRUST	522,063	259,949
208,410	HUSKY ENERGY, INC.	454,613	524,246
19,500	IA FINANCIAL CORP., INC.	882,358	613,004
134,997	IMPERIAL OIL LTD.	3,820,451	1,526,186
415	INTACT FINANCIAL CORP.	33,776	35,868
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	1,306
2,356	KEYERA CORP.	50,239	21,898
14,205	KINAXIS, INC.(b)	907,384	1,099,114
35,289	KINROSS GOLD CORP.(b)	70,483	141,678
2,077	LOBLAW COS. LTD.	71,240	107,075
25,763	LULULEMON ATHLETICA, INC.(b)	5,164,095	4,883,377
9,723	MAGNA INTERNATIONAL, INC.	71,598	310,282
3,590	MANULIFE FINANCIAL CORP.	39,611	45,076
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
3,240	METRO, INC.	$63,839	131,023
19,328	NATIONAL BANK OF CANADA	618,005	746,998
18,700	NFI GROUP, INC.	423,076	200,115
7,098	NUTRIEN LTD.	124,525	242,652
2,755	ONEX CORP.	115,432	100,839
6,564	OPEN TEXT CORP.	72,477	229,528
4,522	PEMBINA PIPELINE CORP.	33,296	84,830
23,400	PIZZA PIZZA ROYALTY CORP.	181,786	123,044
6,239	PRAIRIESKY ROYALTY LTD.	34,530	32,939
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	92,509
9,552	ROGERS COMMUNICATIONS, INC., CLASS B	231,614	398,696
27,218	ROYAL BANK OF CANADA	919,166	1,685,918
5,209	SAPUTO, INC.	113,863	125,256
40,500	SEVEN GENERATIONS ENERGY LTD., CLASS A(b)	277,351	44,607
7,000	SHAW COMMUNICATIONS, INC., CLASS B	107,483	113,558
1,352	SHOPIFY, INC., CLASS A(b)	360,074	566,451
10,324	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	1,601,792	4,304,385
12,076	SUN LIFE FINANCIAL, INC.	245,644	388,461
139,715	SUNCOR ENERGY, INC.	3,550,653	2,229,801
6,628	TC ENERGY CORP.	226,669	294,593
14,787	TECK RESOURCES LTD., CLASS B	50,839	112,113
9,096	TELUS CORP.	59,716	143,812
10,700	TFI INTERNATIONAL, INC.	328,109	236,080
8,181	THOMSON REUTERS CORP.	216,295	557,375
30,251	TORONTO-DOMINION BANK (THE)	567,816	1,286,092
104	TRISURA GROUP LTD.(b)	490	3,028
16,800	WAJAX CORP.	206,860	77,118
20,600	WESTSHORE TERMINALS INVESTMENT CORP.(c)	319,282	191,464
7,241	WHEATON PRECIOUS METALS CORP.	118,462	199,278
25,967	YAMANA GOLD, INC.	47,753	72,146
		37,945,193	42,128,087	7.70%
Chile:
5,893,187	ENEL CHILE S.A.	532,931	399,351
		532,931	399,351	0.07%
China:
290,000	AGILE GROUP HOLDINGS LTD.	352,847	312,158
13,337	ALIBABA GROUP HOLDING LTD. ADR(b)(f)	2,614,733	2,593,780
225,500	ASIA CEMENT CHINA HOLDINGS CORP.	293,280	228,201
31,598	BAIDU, INC. ADR(b)(f)	3,957,248	3,184,762
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	100,945
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	439,830
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	206,781
9,600	HANGZHOU TIGERMED CONSULTING CO. LTD., CLASS A	87,839	86,301
67,857	HANGZHOU TIGERMED CONSULTING CO. LTD., CLASS A (SHENZEN-HONG KONG EXCHANGE)	587,456	610,107
30,000	SILERGY CORP.	963,016	965,064
97,555	TENCENT HOLDINGS LTD.	1,604,694	4,756,935
95,539	TRIP.COM GROUP LTD. ADR(b)(f)	2,758,267	2,240,389
302,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	271,689	208,362
		14,471,288	15,933,615	2.91%
Czech Republic:
88,400	MONETA MONEY BANK A.S.(e)	268,732	182,656
701	PHILIP MORRIS CR A.S.	402,294	376,080
		671,026	558,736	0.10%
Denmark:
5,750	ALK-ABELLO A/S(b)	1,554,162	1,307,625
54	AP MOLLER - MAERSK A/S, CLASS A	46,111	44,804
65	AP MOLLER - MAERSK A/S, CLASS B	52,319	58,310
1,537	CARLSBERG A/S, CLASS B	70,497	174,474
1,044	CHR HANSEN HOLDING A/S	61,134	78,332
1,500	COLOPLAST A/S, CLASS B	27,666	218,241
6,700	DANSKE BANK A/S	54,825	75,942
3,896	DEMANT A/S(b)	70,444	86,471
70,870	DSV PANALPINA A/S	6,437,445	6,452,950
851	GENMAB A/S(b)	111,852	172,734
6,944	ISS A/S	96,080	95,713
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
21,785	NOVO NORDISK A/S, CLASS B	$271,361	1,314,103
2,681	NOVOZYMES A/S, CLASS B	48,997	122,252
864	ORSTED A/S(e)	68,168	84,849
9,400	PANDORA A/S	311,027	306,106
27,182	ROYAL UNIBREW A/S	1,796,356	1,964,080
6,185	SIMCORP A/S	568,867	520,554
2,699	SOLAR A/S, CLASS B	116,641	79,711
3,250	TOPDANMARK A/S	33,362	131,307
3,346	VESTAS WIND SYSTEMS A/S	159,882	272,373
		11,957,196	13,560,931	2.48%
Finland:
2,942	ELISA OYJ	95,919	182,812
1,396	KESKO OYJ, CLASS B	30,705	79,251
5,273	KONE OYJ, CLASS B	105,699	299,287
21,225	NESTE OYJ	67,704	718,922
2,767	NOKIAN RENKAAT OYJ	41,495	67,148
2,237	ORION OYJ, CLASS B	59,265	91,765
1,822	SAMPO OYJ, CLASS A	60,714	53,293
24,493	SANOMA OYJ	271,642	225,150
18,590	STORA ENSO OYJ (REGISTERED)	105,291	188,679
11,934	UPM-KYMMENE OYJ(c)	99,928	328,930
1,849	VALMET OYJ	14,443	36,296
		952,805	2,271,533	0.42%
France:
1,275	ACCOR S.A.	29,826	34,876
3,534	AEROPORTS DE PARIS	345,517	339,302
22,200	AIR FRANCE-KLM(b)(c)	263,182	123,898
640	AIR LIQUIDE S.A.	96,366	82,033
10,877	AIRBUS S.E.	357,319	705,735
13,633	ALSTOM S.A.	625,940	570,551
4,199	ARKEMA S.A.	378,617	290,379
30,830	AXA S.A.	412,796	533,881
1,643	BOUYGUES S.A.	51,359	48,215
3,171	CAPGEMINI S.E.	121,479	268,250
1,357	CASINO GUICHARD PERRACHON S.A.(c)	49,882	52,326
19,629	CIE DE SAINT-GOBAIN	442,086	477,257
5,399	CIE DES ALPES	143,643	93,524
3,489	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	190,890	310,540
12,397	CIE PLASTIC OMNIUM S.A.	365,091	174,574
10,002	CNP ASSURANCES	115,209	97,904
37,390	COFACE S.A.	449,179	240,007
8,241	COVIVIO	528,654	464,761
16,517	CREDIT AGRICOLE S.A.	122,492	121,057
25,864	DANONE S.A.	1,486,458	1,668,090
1,983	EDENRED	35,944	82,995
6,724	EIFFAGE S.A.	605,216	476,208
18,910	ELECTRICITE DE FRANCE S.A.	200,389	149,130
15,893	ESSILORLUXOTTICA S.A.	1,815,130	1,724,040
16,693	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	2,017,382	1,801,007
3,111	EURAZEO S.E.	87,193	140,766
181	EUROFINS SCIENTIFIC S.E.	81,271	89,725
47,907	EUTELSAT COMMUNICATIONS S.A.	676,920	501,632
1,392	FAURECIA S.E.	59,110	41,665
767	GECINA S.A.	80,256	101,750
10,019	GETLINK S.E.	82,448	121,099
1,437	ICADE	128,243	113,900
1,364	ILIAD S.A.	188,357	185,391
3,399	INFOTEL S.A.	145,404	117,138
7,198	KAUFMAN & BROAD S.A.	285,637	223,296
1,026	KERING S.A.	174,510	535,362
1,475	KLEPIERRE S.A.	35,732	28,484
5,003	LEGRAND S.A.	121,278	321,491
6,266	L'OREAL S.A.	661,338	1,644,738
16,378	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,672,763	6,079,440
14,296	MERSEN S.A.	465,081	262,063
19,315	NATIXIS S.A.	58,304	62,801
8,798	NEXITY S.A.	431,993	271,051
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
34,547	ORANGE S.A.	$364,835	428,321
23,147	PERNOD RICARD S.A.	3,600,879	3,292,403
13,444	PEUGEOT S.A.	88,165	179,241
2,019	RENAULT S.A.	37,809	39,210
3,129	SAFRAN S.A.	182,264	275,027
18,127	SANOFI	1,018,143	1,595,916
278	SCHNEIDER ELECTRIC S.E.	8,838	23,716
7,138	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	267,356	614,572
1,813	SCOR S.E.	36,441	39,947
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	72,364
29,088	SODEXO S.A.	2,624,621	1,971,081
13,115	SOITEC(b)	1,091,043	945,721
3,954	SUEZ	55,366	40,286
51,800	TELEVISION FRANCAISE 1	458,222	283,337
1,413	THALES S.A.	81,763	118,600
7,962	TOTAL S.A.	384,682	308,762
3,269	VALEO S.A.	58,895	54,668
13,992	VEOLIA ENVIRONNEMENT S.A.	155,531	299,329
5,698	VICAT S.A.	265,667	144,950
7,918	VINCI S.A.	325,957	655,176
95,834	VIVENDI S.A.	2,001,171	2,056,276
6,004	WENDEL S.E.	462,932	480,308
		31,364,728	35,691,543	6.53%
Georgia:
21,875	BANK OF GEORGIA GROUP PLC	355,261	250,591
		355,261	250,591	0.05%
Germany:
4,035	ADIDAS A.G.	203,310	928,243
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,426,802
168,658	ARCH CAPITAL GROUP LTD.(b)	3,134,252	4,800,007
20,671	AROUNDTOWN S.A.	170,616	103,592
6,098	AURUBIS A.G.	286,000	253,350
13,725	BASF S.E.	463,447	663,378
9,925	BAYER A.G. (REGISTERED)	473,075	582,600
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	461,318
2,206	BEIERSDORF A.G.	146,950	224,468
1,188	BRENNTAG A.G.	43,546	44,882
916	CONTINENTAL A.G.	47,943	66,987
1,712	DELIVERY HERO S.E.(b)(e)	76,872	129,821
4,586	DEUTSCHE BOERSE A.G.	282,364	629,971
15,996	DEUTSCHE EUROSHOP A.G.	435,440	184,929
37,890	DEUTSCHE PFANDBRIEFBANK A.G.(e)	469,871	291,191
18,215	DEUTSCHE POST A.G. (REGISTERED)	220,891	502,561
45,533	DEUTSCHE TELEKOM A.G. (REGISTERED)	528,151	602,882
5,610	DEUTSCHE WOHNEN S.E.	162,284	214,346
82,454	E.ON S.E.	724,674	867,129
7,720	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,145,003	1,213,562
42,016	EVOTEC S.E.(b)(c)	958,370	951,716
23,600	FREENET A.G.	557,311	422,484
59,104	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	4,524,100	3,942,449
7,057	FRESENIUS S.E. & CO. KGAA	160,477	265,193
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	249,044
4,367	HANNOVER RUECK S.E.	392,130	638,487
3,671	HEIDELBERGCEMENT A.G.	131,196	160,109
19,743	HELLA GMBH & CO. KGAA	897,893	576,664
671	HENKEL A.G. & CO. KGAA	49,267	50,564
2,600	HOCHTIEF A.G.	108,936	172,898
21,990	INFINEON TECHNOLOGIES A.G.	127,235	329,380
6,898	JOST WERKE A.G.(e)	220,852	167,192
1,043	LANXESS A.G.	58,218	41,755
2,159	MERCK KGAA	96,589	223,872
3,131	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	392,193	632,914
2,170	OSRAM LICHT A.G.(b)(c)	64,123	96,497
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	154,209
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
5,998	PUBLITY A.G.(c)	$216,077	223,487
3,999	RHEINMETALL A.G.	520,402	285,418
4,035	RWE A.G.	88,431	108,013
17,205	SAP S.E.	694,475	1,976,049
13,214	SIEMENS A.G. (REGISTERED)	805,411	1,137,308
3,600	SILTRONIC A.G.	264,192	269,783
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	459,389	469,022
115,327	TUI A.G. - CDI	451,686	516,488
4,559	UNIPER S.E.	57,712	114,417
469	VOLKSWAGEN A.G.	50,214	63,562
2,861	VONOVIA S.E.	107,859	141,022
1,371	ZALANDO S.E.(b)(e)	56,198	53,420
		23,484,803	28,625,435	5.23%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	81,947
		54,075	81,947	0.02%
Hong Kong:
682,400	AIA GROUP LTD.	3,940,137	6,139,076
482,000	AUSNUTRIA DAIRY CORP. LTD.(b)	648,824	761,856
181,500	BOC HONG KONG HOLDINGS LTD.	447,601	500,141
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	483,305
58,044	CK ASSET HOLDINGS LTD.	177,137	315,773
46,044	CK HUTCHISON HOLDINGS LTD.	255,415	308,785
10,000	CK INFRASTRUCTURE HOLDINGS LTD.	46,496	52,966
35,500	CLP HOLDINGS LTD.	245,345	326,303
722,000	FIRST PACIFIC CO. LTD.	288,855	133,304
20,000	GALAXY ENTERTAINMENT GROUP LTD.	52,153	105,938
15,800	HANG SENG BANK LTD.	184,668	269,211
27,331	HENDERSON LAND DEVELOPMENT CO. LTD.	52,934	103,799
113,364	HONG KONG & CHINA GAS CO. LTD.	169,115	186,427
12,100	HONG KONG EXCHANGES & CLEARING LTD.	212,819	363,378
40,500	LINK REIT	84,195	342,117
32,500	MTR CORP. LTD.	99,572	167,345
43,500	NWS HOLDINGS LTD.	52,824	44,521
190,000	PCCW LTD.	77,804	104,407
392,000	PERFECT SHAPE MEDICAL LTD.	140,251	93,966
9,000	POWER ASSETS HOLDINGS LTD.	49,197	53,618
133,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	256,636	241,939
25,400	SINO LAND CO. LTD.	27,320	32,134
185,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	196,112	172,464
58,500	SUN HUNG KAI PROPERTIES LTD.	691,750	768,100
20,000	SWIRE PACIFIC LTD., CLASS A	137,259	128,127
9,000	TECHTRONIC INDUSTRIES CO. LTD.	60,369	57,978
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.(c)	352,686	482,016
469,800	VALUETRONICS HOLDINGS LTD.	216,550	167,827
83,500	WH GROUP LTD.(e)	45,547	77,541
19,000	WHEELOCK & CO. LTD.	30,489	129,061
232,000	XINYI GLASS HOLDINGS LTD.	260,215	264,316
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	216,899
		10,359,489	13,594,638	2.49%
India:
480,827	BHARTI INFRATEL LTD.	2,067,707	1,007,180
83,635	CREDITACCESS GRAMEEN LTD.(b)	977,718	372,083
386,194	HCL TECHNOLOGIES LTD.	2,483,490	2,212,424
75,694	HDFC BANK LTD. ADR(f)	2,505,428	2,911,191
114,700	HINDUSTAN PETROLEUM CORP. LTD.	431,628	286,008
469,390	INDIAN ENERGY EXCHANGE LTD.(e)	1,194,914	793,721
40,400	JUBILANT LIFE SCIENCES LTD.	314,717	131,619
322,000	NMDC LTD.	521,633	335,458
735,500	SJVN LTD.	264,878	199,959
260,962	SYNGENE INTERNATIONAL LTD.(e)	1,154,921	821,901
25,733	WNS HOLDINGS LTD. ADR(b)(f)	1,526,688	1,106,004
		13,443,722	10,177,548	1.86%
Indonesia:
4,097,000	ADARO ENERGY TBK PT	470,816	247,287
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Indonesia (Cont'd):
4,115,000	BANK TABUNGAN PENSIUNAN NASIONAL SYARIAH TBK PT(b)	$1,146,657	535,763
1,069,100	MATAHARI DEPARTMENT STORE TBK PT	209,704	86,966
		1,827,177	870,016	0.16%
Ireland:
28,272	ACCENTURE PLC, CLASS A	3,522,256	4,615,687
306,800	AIB GROUP PLC(b)	558,157	344,038
238,940	BANK OF IRELAND GROUP PLC	458,736	451,409
100,693	CRH PLC	3,047,743	2,744,783
65,382	DALATA HOTEL GROUP PLC	368,686	177,360
171,467	EXPERIAN PLC	3,197,677	4,773,331
890	FLUTTER ENTERTAINMENT PLC	76,739	80,682
14,505	ICON PLC(b)	1,088,213	1,972,680
12,259	JAMES HARDIE INDUSTRIES PLC - CDI	114,907	142,982
3,255	KERRY GROUP PLC, CLASS A	214,085	373,163
49,841	KEYWORDS STUDIOS PLC	843,317	893,216
		13,490,516	16,569,331	3.03%
Isle of Man:
9,687	GVC HOLDINGS PLC	75,251	67,244
		75,251	67,244	0.01%
Israel:
1,274	AZRIELI GROUP LTD.	75,106	73,677
94,185	BANK HAPOALIM B.M.	477,257	566,202
6,868	BANK LEUMI LE-ISRAEL B.M.	35,031	37,974
2,203	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	171,232	221,490
10,119	CYBERARK SOFTWARE LTD.(b)	1,034,896	865,782
412	ELBIT SYSTEMS LTD.	53,251	53,693
1,038	ISRACARD LTD.	3,373	2,785
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	110,220
3,008	NICE LTD.(b)	158,715	435,491
8,170	WIX.COM LTD.(b)	1,015,634	823,700
		3,075,630	3,191,014	0.58%
Italy:
285,200	A2A S.P.A.	555,841	354,822
67,826	AMPLIFON S.P.A.	1,657,871	1,391,701
26,383	ASSICURAZIONI GENERALI S.P.A.	324,085	359,414
2,647	ATLANTIA S.P.A.	35,699	33,180
10,697	AVIO S.P.A.	142,834	134,567
25,272	BANCA MEDIOLANUM S.P.A.	87,322	128,923
11,397	EL.EN. S.P.A.	291,927	200,355
93,436	ENEL S.P.A.	368,517	650,354
4,500	ENI S.P.A.	39,200	45,497
18,801	FERRARI N.V.	2,450,666	2,922,169
1,022	FERRARI N.V. (NEW YORK EXCHANGE)	7,571	155,927
35,634	INTERPUMP GROUP S.P.A.	503,758	859,870
65,001	INTESA SANPAOLO S.P.A.	105,892	106,098
173,553	IREN S.P.A.	474,559	429,338
12,059	LEONARDO S.P.A.	61,595	80,225
4,518	MONCLER S.P.A.	161,368	164,930
4,277	PRYSMIAN S.P.A.	79,787	68,494
1,642	RECORDATI S.P.A.	68,970	69,560
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.	460	555
78,337	SNAM S.P.A.	286,070	361,810
49,687	SOCIETA CATTOLICA DI ASSICURAZIONI S.C.	431,869	246,421
163,162	TENARIS S.A.	1,598,924	998,082
24,707	TENARIS S.A. ADR(f)	546,314	297,719
57,919	TERNA RETE ELETTRICA NAZIONALE S.P.A.	295,368	367,034
71,681	UNIPOL GRUPPO S.P.A.	376,844	246,503
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	234,308
		11,107,137	10,907,856	1.99%
Japan:
1,500	ABC-MART, INC.	57,724	75,232
30,600	ADEKA CORP.	390,224	383,106
4,700	AEON CO. LTD.	52,433	104,464
5,400	AEON FINANCIAL SERVICE CO. LTD.	59,706	57,761
400	AEON REIT INVESTMENT CORP.	511,339	383,102
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
2,700	AGC, INC.	$80,413	66,359
3,300	AISIN SEIKI CO. LTD.	68,452	81,263
15,600	AJINOMOTO CO., INC.	126,117	290,669
2,500	ALFRESA HOLDINGS CORP.	24,420	46,632
1,400	ANA HOLDINGS, INC.	35,110	34,187
15,600	ARCS CO. LTD.	325,913	281,548
5,900	ASAHI GROUP HOLDINGS LTD.	94,464	191,567
38,700	ASAHI INTECC CO. LTD.	962,102	958,017
31,000	ASAHI KASEI CORP.	147,138	219,102
22,100	ASAHI YUKIZAI CORP.	276,792	285,558
9,300	ASANUMA CORP.	324,412	324,785
37,000	ASTELLAS PHARMA, INC.	236,149	572,766
2,100	BANDAI NAMCO HOLDINGS, INC.	43,790	101,920
7,700	BANK OF KYOTO (THE) LTD.	268,658	245,029
14,100	BRIDGESTONE CORP.	215,234	433,902
19,200	BROTHER INDUSTRIES LTD.	297,392	293,477
48,400	BUNKA SHUTTER CO. LTD.	363,296	352,426
4,900	CENTRAL JAPAN RAILWAY CO.	570,576	785,484
4,600	CHUGAI PHARMACEUTICAL CO. LTD.	92,729	532,456
1,900	DAI NIPPON PRINTING CO. LTD.	35,234	40,468
9,700	DAIICHI SANKYO CO. LTD.	150,922	667,376
4,600	DAIKIN INDUSTRIES LTD.	136,302	560,952
600	DAITO TRUST CONSTRUCTION CO. LTD.	57,148	55,962
15,200	DAITRON CO. LTD.	266,276	208,844
13,900	DAIWA HOUSE INDUSTRY CO. LTD.	202,390	344,259
46	DAIWA HOUSE REIT INVESTMENT CORP.	103,607	112,385
17,500	DAIWA SECURITIES GROUP, INC.	60,410	67,880
5,600	DAIWABO HOLDINGS CO. LTD.	223,879	268,897
8,500	DENSO CORP.	195,702	274,568
3,300	DENTSU GROUP, INC.	56,753	63,624
7,100	EAST JAPAN RAILWAY CO.	400,441	538,000
13,700	ECO'S CO. LTD.	210,388	211,107
3,500	EISAI CO. LTD.	121,009	256,899
17,900	ELEMATEC CORP.	175,861	127,551
7,700	FAMILYMART CO. LTD.	62,427	137,869
2,600	FANUC CORP.	182,941	352,581
1,300	FAST RETAILING CO. LTD.	188,734	531,200
97,300	FEED ONE CO. LTD.	148,765	136,169
37,700	FERROTEC HOLDINGS CORP.	322,172	192,535
34,200	FJ NEXT CO. LTD.	337,056	258,988
39,500	FREEE K.K.(b)(c)	885,531	1,253,290
4,700	FUJI ELECTRIC CO. LTD.	61,631	106,325
10,400	FUJIBO HOLDINGS, INC.	287,084	276,369
9,000	FUJIFILM HOLDINGS CORP.	174,752	451,747
2,300	FUJITSU LTD.	106,202	207,550
35,800	FURUNO ELECTRIC CO. LTD.	322,070	279,127
13,500	GMO PAYMENT GATEWAY, INC.	891,303	947,260
19,400	HAKUTO CO. LTD.	213,407	173,882
3,200	HAMAMATSU PHOTONICS K.K.	60,109	130,981
2,700	HANKYU HANSHIN HOLDINGS, INC.	66,428	90,916
29,900	HENNGE K.K.(b)	766,691	721,465
441	HIROSE ELECTRIC CO. LTD.	38,709	45,740
19,000	HITACHI LTD.	295,895	553,087
6,000	HITACHI METALS LTD.	45,405	63,179
5,300	HOYA CORP.	112,594	450,812
5,700	HULIC CO. LTD.	48,487	57,875
27,500	IDEMITSU KOSAN CO. LTD.	706,964	630,453
14,500	INNOTECH CORP.	120,909	115,359
87,100	INPEX CORP.	600,038	489,595
13,800	INTAGE HOLDINGS, INC.	121,039	102,183
1,300	INVINCIBLE INVESTMENT CORP.	761,926	290,293
22,100	ITOCHU CORP.	274,565	458,533
47,800	IWAKI & CO. LTD.	220,919	190,616
54,800	J FRONT RETAILING CO. LTD.	439,863	455,238
21,900	JACCS CO. LTD.	467,646	371,161
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	365,367
50,300	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	1,147,911	1,155,800
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
7,600	JAPAN EXCHANGE GROUP, INC.	$66,552	134,289
88,100	JAPAN MATERIAL CO. LTD.	1,061,575	1,155,391
42,600	JAPAN POST BANK CO. LTD.(c)	383,307	393,603
11	JAPAN REAL ESTATE INVESTMENT CORP.	56,230	64,487
6,000	JTEKT CORP.	47,136	40,742
7,500	KAJIMA CORP.	55,030	76,970
55,774	KANDENKO CO. LTD.	535,792	444,962
12,300	KANEKA CORP.	387,968	294,592
2,600	KANSAI PAINT CO. LTD.	22,872	49,577
10,200	KAO CORP.	223,500	835,167
30,162	KDDI CORP.	247,590	891,531
1,400	KEIO CORP.	47,016	82,888
2,800	KEISEI ELECTRIC RAILWAY CO. LTD.	31,995	80,855
15,724	KEYENCE CORP.	1,873,825	5,074,378
6,000	KIKKOMAN CORP.	52,867	255,481
1,400	KINTETSU GROUP HOLDINGS CO. LTD.	43,933	64,901
10,500	KIRIN HOLDINGS CO. LTD.	113,208	207,966
10,000	KIRINDO HOLDINGS CO. LTD.	194,672	160,339
67,600	KITZ CORP.	466,295	408,623
35,600	KOBE BUSSAN CO. LTD.	1,420,974	1,404,686
2,300	KONAMI HOLDINGS CORP.	50,313	70,513
21,800	KUBOTA CORP.	139,630	278,853
4,200	KYOCERA CORP.	144,387	249,071
49,000	KYOSAN ELECTRIC MANUFACTURING CO. LTD.	177,172	211,311
5,000	KYOWA KIRIN CO. LTD.	54,616	112,112
44,100	LASERTEC CORP.	1,320,058	2,061,498
1,000	LAWSON, INC.	47,394	55,002
1,200	LINE CORP.(b)	58,995	57,983
13,100	LINTEC CORP.	259,789	276,089
5,100	M3, INC.	59,204	150,713
2,300	MAKITA CORP.	59,690	70,523
40,800	MARUBENI CORP.	224,957	203,413
6,500	MARUI GROUP CO. LTD.	32,287	109,111
14,600	MATSUMOTOKIYOSHI HOLDINGS CO. LTD.	542,531	535,096
9,900	MEIJI HOLDINGS CO. LTD.	518,863	705,335
9,400	MINEBEA MITSUMI, INC.	95,642	140,163
597	MIRAI CORP.	328,940	202,571
38,200	MITSUBISHI CHEMICAL HOLDINGS CORP.	159,738	227,281
17,500	MITSUBISHI CORP.	230,376	371,432
40,800	MITSUBISHI ELECTRIC CORP.	332,426	503,540
15,000	MITSUBISHI ESTATE CO. LTD.	173,227	221,128
9,200	MITSUBISHI GAS CHEMICAL CO., INC.	84,078	99,933
2,800	MITSUBISHI HEAVY INDUSTRIES LTD.	84,656	70,817
28,800	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	93,354	141,626
14,000	MITSUI & CO. LTD.	128,045	195,022
7,400	MITSUI CHEMICALS, INC.	87,469	140,435
39,200	MONOTARO CO. LTD.	1,023,964	1,041,600
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	231,917
37,400	MUGEN ESTATE CO. LTD.	216,786	145,212
11,000	MURATA MANUFACTURING CO. LTD.	171,994	556,764
20,200	NANTO BANK (THE) LTD.	470,557	416,997
3,800	NGK SPARK PLUG CO. LTD.	38,830	53,488
3,200	NH FOODS LTD.	80,613	111,518
16,700	NICHIAS CORP.	297,341	312,840
7,800	NIDEC CORP.	129,234	404,596
50,200	NIHON M&A CENTER, INC.	1,413,914	1,372,733
2,600	NINTENDO CO. LTD.	285,625	1,002,804
24	NIPPON BUILDING FUND, INC.	106,735	161,253
1,900	NIPPON EXPRESS CO. LTD.	71,280	93,041
30	NIPPON PROLOGIS REIT, INC.	65,858	75,579
30,800	NIPPON TELEGRAPH & TELEPHONE CORP.	352,733	730,891
3,100	NIPPON YUSEN K.K.	39,009	36,852
5,200	NISSAN CHEMICAL CORP.	59,853	189,385
4,270	NISSHIN SEIFUN GROUP, INC.	41,530	71,273
1,400	NISSIN FOODS HOLDINGS CO. LTD.	59,926	116,848
2,700	NITORI HOLDINGS CO. LTD.	87,310	364,960
3,400	NITTO DENKO CORP.	88,425	151,776
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
3,500	NITTO FUJI FLOUR MILLING CO. LTD.	$211,323	187,690
167,400	NOMURA HOLDINGS, INC.	624,178	709,147
33,600	NOMURA REAL ESTATE HOLDINGS, INC.	689,033	545,003
51	NOMURA REAL ESTATE MASTER FUND, INC.	73,868	64,359
10,301	NOMURA RESEARCH INSTITUTE LTD.	53,983	217,653
8,400	NSK LTD.	59,809	53,882
8,300	NTT DATA CORP.	48,334	79,830
24,100	NTT DOCOMO, INC.	371,443	757,588
13,300	OBAYASHI CORP.	58,485	113,931
33,200	OLYMPUS CORP.	211,415	479,157
1,100	OMRON CORP.	31,828	57,226
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	115,093
4,900	ORIENTAL LAND CO. LTD.	125,270	627,072
10,700	ORIX CORP.	118,187	128,671
6,100	OTSUKA HOLDINGS CO. LTD.	177,230	238,812
24,900	PANASONIC CORP.	163,053	190,080
20,600	RAKSUL, INC.(b)	693,328	447,059
61,900	RAKUS CO. LTD.	907,501	913,521
9,600	RAKUTEN, INC.	50,776	72,833
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	61,972
184,100	RESONA HOLDINGS, INC.	558,258	553,972
1,400	RINNAI CORP.	66,808	99,239
4,400	ROHM CO. LTD.	177,627	240,956
34,600	SANKI ENGINEERING CO. LTD.	423,298	388,409
13,700	SANTEN PHARMACEUTICAL CO. LTD.	96,738	235,969
14,220	SBI HOLDINGS, INC.	122,160	207,449
3,500	SECOM CO. LTD.	142,392	290,998
7,900	SEGA SAMMY HOLDINGS, INC.	77,338	96,190
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	373,441
13,600	SEKISUI CHEMICAL CO. LTD.	75,858	180,376
6,600	SEKISUI HOUSE LTD.	53,502	109,074
55,500	SEVEN & I HOLDINGS CO. LTD.	1,818,469	1,832,741
7,300	SHARP CORP.	70,607	76,487
4,400	SHIMADZU CORP.	35,702	115,821
1,100	SHIMAMURA CO. LTD.	68,208	66,438
1,500	SHIMANO, INC.	58,204	214,838
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	911,802
2,800	SHINSEI BANK LTD.	33,686	37,373
4,000	SHIONOGI & CO. LTD.	67,679	196,824
6,000	SHISEIDO CO. LTD.	94,950	354,431
28,700	SHOWA CORP.	405,945	601,251
20,200	SK-ELECTRONICS CO. LTD.	355,639	176,083
1,100	SMC CORP.	183,450	469,559
7,000	SOFTBANK CORP.	83,164	89,103
37,200	SOFTBANK GROUP CORP.	425,837	1,302,633
5,700	SOMPO HOLDINGS, INC.	114,918	176,315
46,400	SONY CORP.	1,763,595	2,758,165
3,300	STANLEY ELECTRIC CO. LTD.	41,403	65,024
4,600	STARZEN CO. LTD.	186,228	189,577
6,100	SUBARU CORP.	35,134	117,118
7,800	SUMITOMO CORP.	67,035	89,441
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	51,901
9,700	SUMITOMO ELECTRIC INDUSTRIES LTD.	85,546	102,032
17,600	SUMITOMO HEAVY INDUSTRIES LTD.	504,849	317,438
1,431	SUMITOMO MITSUI TRUST HOLDINGS, INC.	37,029	41,340
9,600	SUZUKI MOTOR CORP.	212,708	229,708
2,600	SYSMEX CORP.	51,707	187,985
13,700	T RAD CO. LTD.	264,171	157,650
36,400	T&D HOLDINGS, INC.	381,317	297,185
3,700	TAISEI CORP.	65,354	113,110
109,800	TAKARA LEBEN CO. LTD.	430,207	354,396
23,097	TAKEDA PHARMACEUTICAL CO. LTD.	787,062	706,828
74,100	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	327,189	315,399
1,100	TDK CORP.	52,815	85,119
5,800	TEIJIN LTD.	67,529	98,262
11,900	TERUMO CORP.	125,995	409,235
2,000	THK CO. LTD.	29,290	40,834
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
1,800	TOHO CO. LTD.	$35,914	55,033
3,600	TOHO GAS CO. LTD.	88,559	164,387
8,300	TOHOKU ELECTRIC POWER CO., INC.	66,731	80,131
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	660,420
30,600	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	114,476	106,925
3,300	TOKYO ELECTRON LTD.	135,391	620,530
6,500	TOKYO GAS CO. LTD.	114,327	153,998
7,100	TOKYO SEIMITSU CO. LTD.	212,364	201,920
13,100	TOKYU CORP.	113,351	206,358
22,600	TOKYU FUDOSAN HOLDINGS CORP.	81,378	108,173
9,500	TORAY INDUSTRIES, INC.	37,219	41,194
3,300	TOTO LTD.	41,050	109,847
75,200	TOYO CONSTRUCTION CO. LTD.	312,593	305,057
3,000	TOYO SUISAN KAISHA LTD.	74,690	145,247
4,200	TOYOTA INDUSTRIES CORP.	112,791	201,537
46,662	TOYOTA MOTOR CORP.	1,594,403	2,809,135
2,100	TOYOTA TSUSHO CORP.	24,930	49,441
1,100	TREND MICRO, INC.	35,989	54,333
19,200	UBE INDUSTRIES LTD.	387,205	294,232
8,000	UNICHARM CORP.	75,859	300,379
67	UNITED URBAN INVESTMENT CORP.	96,045	66,479
5,500	USS CO. LTD.	64,763	75,758
1,500	WELCIA HOLDINGS CO. LTD.	54,205	105,608
4,300	WEST JAPAN RAILWAY CO.	147,370	294,478
2,500	YAKULT HONSHA CO. LTD.	74,984	148,052
20,700	YAMADA DENKI CO. LTD.	77,049	82,654
46,400	YAMAGUCHI FINANCIAL GROUP, INC.	326,523	262,783
5,400	YAMAHA MOTOR CO. LTD.	59,297	65,228
4,500	YAMAZAKI BAKING CO. LTD.	53,763	94,223
5,000	YASKAWA ELECTRIC CORP.	48,019	137,401
10,100	YUASA TRADING CO. LTD.	293,394	267,276
28,500	Z HOLDINGS CORP.	75,341	91,673
		59,159,029	80,713,443	14.76%
Jersey:
116,287	SANNE GROUP PLC	812,583	897,753
217,400	XLMEDIA PLC	170,743	41,962
		983,326	939,715	0.17%
Macau:
172,800	SANDS CHINA LTD.	551,191	628,882
		551,191	628,882	0.11%
Malaysia:
274,300	RHB BANK BHD.	377,864	295,237
		377,864	295,237	0.05%
Mexico:
201,200	BANCO DEL BAJIO S.A.(e)	360,811	173,699
64,700	QUALITAS CONTROLADORA S.A.B. DE C.V.	232,833	166,179
270,000	REGIONAL S.A.B. DE C.V.	1,129,181	711,236
1,053,734	WAL-MART DE MEXICO S.A.B. DE C.V.	2,681,393	2,476,369
		4,404,218	3,527,483	0.64%
Netherlands:
60,054	ABN AMRO BANK N.V. - C.V.A.(e)	566,761	492,963
13,958	AEGON N.V.	36,098	35,407
3,963	AKZO NOBEL N.V.	194,171	261,266
154,274	ALTICE EUROPE N.V.(b)	611,279	596,359
7,205	ASML HOLDING N.V.	116,865	1,914,805
14,743	ASML HOLDING N.V. (REGISTERED)	2,939,685	3,857,359
3,763	EXOR N.V.	99,990	193,831
22,294	FORFARMERS N.V.	142,814	138,490
2,765	HEINEKEN HOLDING N.V.	148,540	212,208
3,662	HEINEKEN N.V.	128,663	306,502
14,208	IMCD N.V.	1,081,212	1,010,440
600,732	ING GROEP N.V.	5,817,329	3,146,672
19,595	INTERTRUST N.V.(e)	321,331	245,301
19,620	JUST EAT TAKEAWAY.COM N.V.(b)(e)	1,617,085	1,479,060
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	413,209
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
3,368	KONINKLIJKE DSM N.V.	$132,647	382,720
117,294	KONINKLIJKE KPN N.V.	252,901	280,559
20,095	KONINKLIJKE PHILIPS N.V.	343,642	813,340
29,636	NXP SEMICONDUCTORS N.V.	2,603,622	2,457,713
8,117	QIAGEN N.V.(b)	119,394	329,407
3,238	RANDSTAD N.V.	99,928	114,404
53,444	ROYAL DUTCH SHELL PLC, CLASS A	1,152,323	935,259
79,900	ROYAL DUTCH SHELL PLC, CLASS B	1,756,032	1,339,676
12,197	SIGNIFY N.V.(b)(e)	353,260	236,922
6,329	WOLTERS KLUWER N.V.	110,613	449,991
		20,949,566	21,643,863	3.96%
New Zealand:
18,572	AUCKLAND INTERNATIONAL AIRPORT LTD.	59,924	54,734
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	49,887
		175,803	104,621	0.02%
Norway:
21,245	BAKKAFROST P/F	1,516,425	1,009,729
9,200	DNB ASA	37,422	103,180
74,772	KITRON ASA	79,048	61,626
10,286	ORKLA ASA	69,398	88,022
57,040	STOREBRAND ASA	364,066	228,742
9,490	TGS NOPEC GEOPHYSICAL CO. ASA	257,799	106,493
2,780	YARA INTERNATIONAL ASA	67,549	87,957
		2,391,707	1,685,749	0.31%
Philippines:
573,800	FIRST GEN CORP.	286,157	185,192
9,000	GLOBE TELECOM, INC.	319,161	342,131
		605,318	527,323	0.10%
Portugal:
85,477	ALTRI SGPS S.A.	583,770	339,875
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	82,643
4,422	GALP ENERGIA SGPS S.A.	68,836	50,487
10,043	JERONIMO MARTINS SGPS S.A.	116,594	181,653
		817,729	654,658	0.12%
Russia:
11,528	EVRAZ PLC	58,858	32,898
42,330	HEADHUNTER GROUP PLC ADR(f)	869,588	676,010
257,400	RUSHYDRO PJSC ADR(c)(f)	218,665	185,521
		1,147,111	894,429	0.16%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	353,000
529,900	ASCOTT RESIDENCE TRUST	504,028	291,890
128,700	CAPITALAND LTD.	257,399	256,915
41,800	CAPITALAND MALL TRUST	43,789	52,681
7,200	CITY DEVELOPMENTS LTD.	27,082	36,499
29,000	DBS GROUP HOLDINGS LTD.	169,797	379,180
374,800	FRENCKEN GROUP LTD.	253,379	150,106
23,500	KEPPEL CORP. LTD.	63,825	87,512
7,840	KEPPEL REIT	3,183	5,245
8,000	OVERSEA-CHINESE BANKING CORP. LTD.	47,249	48,665
13,000	SINGAPORE EXCHANGE LTD.	40,226	83,706
116,400	SINGAPORE TELECOMMUNICATIONS LTD.	194,101	208,146
5,300	UNITED OVERSEAS BANK LTD.	36,806	72,581
23,900	UOL GROUP LTD.	89,591	110,039
42,700	WILMAR INTERNATIONAL LTD.	88,324	96,582
		2,084,748	2,232,747	0.41%
South Africa:
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	188,344
26,593	BARLOWORLD LTD.	218,512	95,912
79,610	INVESTEC PLC	490,976	149,623
117,469	METAIR INVESTMENTS LTD.	184,301	91,854
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Africa (Cont'd):
83,378	TELKOM S.A. SOC LTD.	$425,342	95,419
		1,658,227	621,152	0.11%
South Korea:
3,487	DAELIM INDUSTRIAL CO. LTD.	294,468	208,950
17,418	DAEWON PHARMACEUTICAL CO. LTD.	218,165	202,343
20,489	DB HITEK CO. LTD.	270,468	359,559
15,574	DOUZONE BIZON CO. LTD.	852,089	1,024,866
5,830	GS HOLDINGS CORP.	245,188	174,942
2,154	HYUNDAI GLOVIS CO. LTD.	274,512	158,801
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	246,896
13,688	KC TECH CO. LTD.	209,922	183,153
30,770	LG UPLUS CORP.	348,896	271,260
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	257,144
4,775	MAEIL DAIRIES CO. LTD.	380,764	267,187
28,475	NAVER CORP.	3,584,789	3,917,117
148,811	SAMSUNG ELECTRONICS CO. LTD.	4,614,835	5,783,407
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	338,555
21,239	UNITEST, INC.	237,890	199,163
8,433	VIEWORKS CO. LTD.	182,467	210,745
		13,018,332	13,804,088	2.52%
Spain:
1,260	ACCIONA S.A.	78,312	134,535
25	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	727	489
583	AENA S.M.E. S.A.(e)	50,200	63,624
49,316	AMADEUS IT GROUP S.A.	3,658,172	2,338,833
284,591	BANCO DE SABADELL S.A.	262,572	146,227
424,628	BANCO SANTANDER S.A.	1,333,535	1,033,523
1,007,762	BANKIA S.A.(c)	2,809,970	1,125,080
5,084	ENAGAS S.A.	87,894	101,135
5,249	FERROVIAL S.A.	86,954	126,044
15,282	GRIFOLS S.A.	273,864	520,507
55,459	IBERDROLA S.A.	276,479	547,602
2,620	INDUSTRIA DE DISENO TEXTIL S.A.	26,761	68,020
53,086	MEDIASET ESPANA COMUNICACION S.A.	352,561	196,960
13,196	MIQUEL Y COSTAS & MIQUEL S.A.	241,236	167,101
16,974	NATURGY ENERGY GROUP S.A.(c)	274,071	300,486
33,279	RED ELECTRICA CORP. S.A.	472,607	599,248
		10,285,915	7,469,414	1.37%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	419,691
103,153	ATLAS COPCO AB, CLASS A	2,864,139	3,466,749
4,297	ATLAS COPCO AB, CLASS B	32,617	126,711
154,830	AVANZA BANK HOLDING AB	1,337,232	1,292,005
47,216	BEIJER REF AB	1,132,925	850,326
75,639	BIOTAGE AB	837,243	760,527
18,403	BOLIDEN AB	471,820	335,501
29,631	CELLAVISION AB	978,881	731,904
7,501	ELECTROLUX AB, CLASS B	79,015	93,408
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B(b)	16,773	21,610
10,554	EPIROC AB, CLASS A	27,811	104,626
4,228	EPIROC AB, CLASS B	10,062	41,930
8,915	ESSITY AB, CLASS B	71,883	274,915
15,209	HENNES & MAURITZ AB, CLASS B	232,613	195,694
3,872	HEXAGON AB, CLASS B	66,930	165,155
41,907	HUMANA AB	223,180	164,677
19,832	HUSQVARNA AB, CLASS B	75,097	99,711
8,821	INDUSTRIVARDEN AB, CLASS C	96,124	172,198
33,924	INDUTRADE AB	1,025,117	922,347
11,210	INVESTOR AB, CLASS B	160,645	515,597
56,909	INWIDO AB	320,042	327,850
3,000	KINNEVIK AB, CLASS B	51,225	49,855
7,801	KNOW IT AB	144,665	106,999
30,690	LUNDIN PETROLEUM AB	503,538	587,681
77,305	MEDICOVER AB, CLASS B(b)	670,793	662,645
77,913	NOBIA AB	452,973	277,493
46,408	NOBINA AB(e)	300,038	252,683
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
65,911	RESURS HOLDING AB(e)	$404,333	226,507
18,295	SANDVIK AB	146,769	259,813
15,975	SECTRA AB, CLASS B(b)	518,996	605,422
13,348	SECURITAS AB, CLASS B	106,689	144,471
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(b)	139,725	238,353
3,212	SKANSKA AB, CLASS B(b)	33,704	48,955
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B(b)	15,915	86,940
27,723	SVENSKA HANDELSBANKEN AB, CLASS A(b)	171,321	232,159
50,278	SWEDBANK AB, CLASS A	589,549	561,441
60,732	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	314,960	495,657
35,506	TETHYS OIL AB	259,465	170,632
70,205	VITEC SOFTWARE GROUP AB, CLASS B	1,210,148	1,264,242
25,829	VOLVO AB, CLASS B	172,562	310,586
		16,356,983	17,665,666	3.23%
Switzerland:
342,392	ABB LTD. (REGISTERED)(c)	6,730,131	6,020,125
2,903	ADECCO GROUP A.G. (REGISTERED)	90,512	114,540
80,419	ALCON, INC.(b)	4,368,499	4,103,945
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	63,529
1,098	BUCHER INDUSTRIES A.G. (REGISTERED)	236,188	291,647
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	295,699
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	262,447
28,752	CHUBB LTD.	2,743,388	3,211,311
69,363	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	4,792,799	3,801,412
4,900	DKSH HOLDING A.G.	291,993	243,661
3,300	DUFRY A.G. (REGISTERED)(b)	287,546	102,295
5,722	GEBERIT A.G. (REGISTERED)	1,904,795	2,524,182
143	GIVAUDAN S.A. (REGISTERED)	85,811	443,361
1,807	IDORSIA LTD.(b)	18,603	47,027
18,285	JULIUS BAER GROUP LTD.(b)	565,062	624,268
74,673	LAFARGEHOLCIM LTD. (REGISTERED)(b)	3,694,675	2,729,803
8,089	LANDIS+GYR GROUP A.G.(b)	568,369	557,534
921	LONZA GROUP A.G. (REGISTERED)(b)	60,743	383,183
97,494	NESTLE S.A. (REGISTERED)	4,521,359	10,048,533
70,311	NOVARTIS A.G. (REGISTERED)	3,816,442	5,810,855
18,713	PARGESA HOLDING S.A. (BEARER)	1,319,388	1,242,209
52	PARTNERS GROUP HOLDING A.G.	37,486	35,967
12,434	ROCHE HOLDING A.G.	1,624,059	4,042,468
1,423	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	118,492	312,781
636	SCHINDLER HOLDING A.G. (REGISTERED)	78,480	134,550
125	SGS S.A. (REGISTERED)	140,156	289,955
26,267	SIKA A.G. (REGISTERED)	3,223,112	4,346,044
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	234,697
32,211	STMICROELECTRONICS N.V.	517,002	701,030
635	SULZER A.G. (REGISTERED)	30,609	40,148
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	252,969
858	SWISS PRIME SITE A.G. (REGISTERED)	75,149	84,223
214	SWISSCOM A.G. (REGISTERED)	59,601	115,369
3,929	TECAN GROUP A.G. (REGISTERED)	765,790	1,180,203
445,055	UBS GROUP A.G. (REGISTERED)(b)	6,443,619	4,159,684
9,681	VAT GROUP A.G.(b)(e)	1,322,294	1,341,230
100	VETROPACK HOLDING A.G. (BEARER)	256,087	265,713
31,570	WIZZ AIR HOLDINGS PLC(b)(e)	1,279,610	900,232
4,693	ZEHNDER GROUP A.G. (REGISTERED)	178,951	179,648
4,517	ZURICH INSURANCE GROUP A.G.	878,484	1,603,350
		53,463,054	63,141,827	11.54%
Taiwan:
57,000	AIRTAC INTERNATIONAL GROUP	685,745	835,689
305,000	ASIA CEMENT CORP.	434,632	397,439
50,000	BIOTEQUE CORP.	216,137	154,361
125,000	CHC HEALTHCARE GROUP	178,135	135,375
124,000	CHIPBOND TECHNOLOGY CORP.	239,179	203,009
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	363,563
179,000	ESON PRECISION IND CO. LTD.	236,267	153,937
38,000	GLOBALWAFERS CO. LTD.	372,583	420,593
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
145,000	JARLLYTEC CO. LTD.	$327,630	284,530
241,000	MIRLE AUTOMATION CORP.	311,936	242,317
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	231,738
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	460,488
95,662	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(f)	2,063,336	4,571,687
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	242,234
644,000	WISTRON CORP.	522,109	521,889
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	271,968
		7,479,796	9,490,817	1.74%
Thailand:
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	121,792
		233,658	121,792	0.02%
Turkey:
53,800	COCA-COLA ICECEK A.S.	315,265	281,031
		315,265	281,031	0.05%
United Arab Emirates:
187,397	NETWORK INTERNATIONAL HOLDINGS PLC(b)(e)	1,324,742	919,685
		1,324,742	919,685	0.17%
United Kingdom:
26,524	3I GROUP PLC	99,606	259,580
19,372	ADMIRAL GROUP PLC	489,866	534,536
38,656	AGGREKO PLC	408,897	232,870
52,849	ANGLO AMERICAN PLC	411,011	923,498
26,375	ASTRAZENECA PLC	983,695	2,356,028
15,575	AUTO TRADER GROUP PLC(e)	78,207	84,645
15,941	AVIVA PLC	45,428	52,923
43,051	BABCOCK INTERNATIONAL GROUP PLC	300,400	204,065
46,467	BAE SYSTEMS PLC	230,164	299,835
113,471	BAKKAVOR GROUP PLC(e)	166,389	147,667
5,800	BELLWAY PLC	292,883	154,712
2,391	BERKELEY GROUP HOLDINGS PLC	71,739	106,880
453,510	BP PLC	2,040,501	1,929,309
34,817	BRITISH AMERICAN TOBACCO PLC	1,045,079	1,188,944
5,069	BUNZL PLC	39,524	102,206
8,202	BURBERRY GROUP PLC	40,549	134,186
124,415	CNH INDUSTRIAL N.V.	1,051,535	711,855
36,506	CNH INDUSTRIAL N.V. (NEW YORK EXCHANGE)	332,085	204,799
342,817	COMPASS GROUP PLC	4,352,929	5,356,383
48,485	CRANEWARE PLC	1,207,076	1,147,492
2,451	CRODA INTERNATIONAL PLC	92,559	129,622
43,200	DART GROUP PLC	431,313	294,565
28,991	DECHRA PHARMACEUTICALS PLC	1,073,544	844,226
41,868	DIAGEO PLC	517,924	1,340,977
54,776	EASYJET PLC	636,989	394,201
4,078	FERGUSON PLC	79,827	255,001
58,240	FEVERTREE DRINKS PLC	1,475,371	872,627
25,347	FIAT CHRYSLER AUTOMOBILES N.V.	171,523	182,655
10,222	FIAT CHRYSLER AUTOMOBILES N.V. (NEW YORK EXCHANGE)	17,872	73,496
17,745	GB GROUP PLC	121,770	128,054
61,328	GLAXOSMITHKLINE PLC	953,826	1,150,351
395,060	HSBC HOLDINGS PLC	2,533,787	2,224,813
88,917	IMI PLC	1,163,353	822,442
2,562	IMPERIAL BRANDS PLC	54,148	47,489
187,520	INTEGRAFIN HOLDINGS PLC	1,227,170	1,012,493
1,626	INTERCONTINENTAL HOTELS GROUP PLC	74,220	69,618
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.	90,834	87,276
255,328	J SAINSBURY PLC	671,494	664,951
112,511	JOHN WOOD GROUP PLC	883,286	215,949
2,532	JOHNSON MATTHEY PLC	46,137	56,269
202,670	KINGFISHER PLC	498,371	365,058
9,725	LAND SECURITIES GROUP PLC	61,351	67,003
5,744,223	LLOYDS BANKING GROUP PLC	4,145,362	2,265,199
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	543,313
157,221	MAN GROUP PLC	205,784	242,131
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
300,257	MARKS & SPENCER GROUP PLC	$724,735	368,685
300,659	MARSTON'S PLC	477,602	155,202
7,217	MEGGITT PLC	16,687	26,145
40,126	MELROSE INDUSTRIES PLC	61,460	45,314
91,046	MICRO FOCUS INTERNATIONAL PLC	384,177	450,374
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	333,255
21,838	NATIONAL GRID PLC	132,913	255,952
2,292	NEXT PLC	46,205	115,450
39,805	NINETY ONE PLC(b)	72,784	85,485
103,083	ONESAVINGS BANK PLC	483,067	319,777
12,212	RECKITT BENCKISER GROUP PLC	510,135	937,242
62,559	REDDE NORTHGATE PLC	266,694	107,605
57,235	REDROW PLC	447,916	254,915
47,054	RELX PLC	574,911	1,012,626
171,457	RELX PLC (LONDON EXCHANGE)	2,011,204	3,675,545
19,426	RIO TINTO LTD.	611,119	1,028,288
34,005	RIO TINTO PLC	893,599	1,560,923
111,924	ROLLS-ROYCE HOLDINGS PLC(b)	883,296	471,021
586,609	ROYAL BANK OF SCOTLAND GROUP PLC	1,596,793	818,237
77,712	ROYAL MAIL PLC	220,280	120,390
21,874	SAGE GROUP (THE) PLC	84,121	160,205
17,077	SEGRO PLC	76,884	161,495
114,270	SENIOR PLC	287,158	99,259
13,084	SEVERN TRENT PLC	276,407	369,027
243,129	SMITH & NEPHEW PLC	5,253,279	4,314,466
3,071	SMITHS GROUP PLC	37,103	46,492
95,570	SOFTCAT PLC	1,202,253	1,228,250
9,489	SPECTRIS PLC	300,454	288,295
297,861	SPEEDY HIRE PLC	207,072	182,354
10,183	SPIRAX-SARCO ENGINEERING PLC	1,034,348	1,028,664
13,997	SSE PLC	244,706	225,899
82,413	STHREE PLC	315,585	235,414
62,229	TATE & LYLE PLC	582,881	505,387
912,988	TESCO PLC	2,339,832	2,585,365
97,889	TP ICAP PLC	415,366	410,552
66,425	TYMAN PLC	194,645	127,779
9,697	UNILEVER N.V.	242,933	477,771
24,427	UNILEVER PLC	554,792	1,233,161
8,137	UNITED UTILITIES GROUP PLC	56,989	90,864
4,916	WHITBREAD PLC	158,643	184,090
9,973	WILLIS TOWERS WATSON PLC	1,544,340	1,693,914
26,031	WPP PLC	171,266	177,367
		57,449,368	58,450,693	10.69%
United States:
183,492	DIVERSIFIED GAS & OIL PLC	265,564	199,715
19,837	ELASTIC N.V.(b)	1,752,954	1,107,103
45,410	FAR POINT ACQUISITION CORP., CLASS A(b)	491,724	459,549
3,424	FIDELITY NATIONAL INFORMATION SERVICES, INC.	289,873	416,495
4,277	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,543,268	2,953,311
3,157	NEWMONT CORP.	101,845	141,238
32,180	RESMED, INC.	3,548,292	4,739,792
177,606	SCHLUMBERGER LTD.	2,965,447	2,395,905
19,579	STERIS PLC	3,199,804	2,740,473
		15,158,771	15,153,581	2.77%
	Sub-total Common Stocks:	476,490,676	527,698,109	96.47%
Preferred Stocks:
Brazil:
53,893	AZUL S.A. ADR(b)(f)	1,391,689	549,170
263,400	CIA DE SANEAMENTO DO PARANA, 1.49%(g)	350,151	243,828
259,574	TELEFONICA BRASIL S.A. ADR, 2.57%(f)(g)	3,256,219	2,473,740
		4,998,059	3,266,738	0.60%
Germany:
1,734	BAYERISCHE MOTOREN WERKE A.G., 6.55%(g)	59,510	75,863
1,333	HENKEL A.G. & CO. KGAA, 2.52%(g)	111,001	108,705
10,197	JUNGHEINRICH A.G., 3.57%(g)	253,285	158,397
272	SARTORIUS A.G., 0.32%(g)	45,992	66,480
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
2,299	STO S.E. & CO. KGAA, 0.37%(g)	$248,295	210,076
770	VOLKSWAGEN A.G., 6.56%(g)	99,997	91,741
		818,080	711,262	0.13%
South Korea:
48,493	SAMSUNG ELECTRONICS CO. LTD., 3.60%(g)	1,439,460	1,582,932
		1,439,460	1,582,932	0.29%
	Sub-total Preferred Stocks:	7,255,599	5,560,932	1.02%
Warrants:
Ireland:
110,509	RYANAIR HOLDINGS PLC(b)	1,086,788	1,119,942
		1,086,788	1,119,942	0.20%
	Sub-total Warrants:	1,086,788	1,119,942	0.20%
Short-Term Investments:
11,316,575	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	11,316,575	11,316,575
8,575,753	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.37%(i)	8,575,753	8,575,753
	Sub-total Short-Term Investments:	19,892,328	19,892,328	3.64%
	Grand total	$504,725,391	554,271,311	101.33%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security is either wholly or partially on loan.
(d)	Security has been deemed worthless and is a Level 3 investment.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.80% of net assets as of March 31,2020.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $32,652,940 with net sales of $24,077,187 during the three months ended March 31,2020.
At March 31, 2020, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	5.67%
Consumer Discretionary	11.72
Consumer Staples	9.06
Energy	3.45
Financials	14.91
Health Care	14.43
Industrials	16.36
Information Technology	15.16
Materials	5.40
Real Estate	2.02
Utilities	1.82
100.00%
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
At March 31, 2020, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	19.97%
Japanese Yen	15.10
United States Dollar	14.96
British Pound	12.14
Swiss Franc	10.92
Canadian Dollar	5.26
Other currencies	21.65
100.00%
At March 31, 2020, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Northern Trust	05/14/2020	CNY	39,614,968	USD	5,650,143	$67,341
Northern Trust	04/28/2020	JPY	19,990,453	USD	191,371	5,174
						$72,515
Northern Trust	04/28/2020	USD	195,907	JPY	20,995,389	$(350)
Northern Trust	05/14/2020	USD	514,374	CNY	3,605,887	(6,209)
Northern Trust	04/28/2020	JPY	167,660,704	USD	1,534,807	(26,833)
						$(33,392)
						$39,123
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2020.
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$20,348,942	$—	$20,348,942
Austria	—	1,697,189	—	1,697,189
Belgium	—	3,976,357	—	3,976,357
Canada	42,126,781	1,306	—	42,128,087
China	8,018,931	7,914,684	—	15,933,615
Czech Republic	—	558,736	—	558,736
Denmark	—	13,560,931	—	13,560,931
Finland	—	2,271,533	—	2,271,533
France	—	35,691,543	—	35,691,543
Georgia	—	250,591	—	250,591
Germany	4,800,007	23,825,428	—	28,625,435
Greece	—	81,947	—	81,947
Hong Kong	—	13,594,638	—	13,594,638
India	4,017,195	6,160,353	—	10,177,548
Indonesia	—	870,016	—	870,016
Ireland	6,588,367	9,980,964	—	16,569,331
Isle Of Man	—	67,244	—	67,244
Israel	1,910,971	1,280,043	—	3,191,014
Italy	453,646	10,454,210	—	10,907,856
Japan	—	80,713,443	—	80,713,443
Jersey	—	939,715	—	939,715
Macau	—	628,882	—	628,882
Malaysia	—	295,237	—	295,237
Netherlands	6,315,072	15,328,791	—	21,643,863
New Zealand	—	104,621	—	104,621
Norway	—	1,685,749	—	1,685,749
Philippines	—	527,323	—	527,323
Portugal	—	654,658	—	654,658
Russia	676,010	218,419	—	894,429
Singapore	—	2,232,747	—	2,232,747
South Africa	—	621,152	—	621,152
South Korea	—	13,804,088	—	13,804,088
Spain	—	7,469,414	—	7,469,414
Sweden	21,610	17,644,056	—	17,665,666
Switzerland	3,211,311	59,930,516	—	63,141,827
Taiwan	4,571,687	4,919,130	—	9,490,817
Turkey	—	281,031	—	281,031
United Arab Emirates	—	919,685	—	919,685
United Kingdom	2,057,694	56,392,999	—	58,450,693
United States	14,953,867	199,714	—	15,153,581
All other countries	9,876,935	—	—	9,876,935
Preferred Stocks
Brazil	3,266,738	—	—	3,266,738
Germany	—	711,262	—	711,262
South Korea	—	1,582,932	—	1,582,932
Warrants	1,119,942	—	—	1,119,942
Short-Term Investments	19,892,328	—	—	19,892,328
Total	$133,879,092	$420,392,219	$—	$554,271,311
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
For the Clearwater International Fund, the investment value is comprised of equity securities, warrants and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations for which significant unobservable inputs were used at March 31, 2020.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$72,515	$—	$72,515
Liabilities
Forward foreign currency exchange contracts	—	(33,392)	—	(33,392)
Net Other Financial Instruments	$—	$39,123	$—	$39,123
The forward foreign currency exchange contracts outstanding at March 31, 2020 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2020 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
65	(Continued)